UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® GNMA Fund
(formerly Fidelity Ginnie Mae Fund)

April 30, 2010

1.800337.106

MOG-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 3.5%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds 4.625% 2/15/40	$ 43,000	$ 43,692
U.S. Treasury Notes:
1% 3/31/12	187,000	187,271
3.625% 2/15/20	25,000	24,926
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $253,768)		255,889
U.S. Government Agency - Mortgage Securities - 98.2%

Fannie Mae - 6.5%
1.989% 2/1/33 (d)	208	214
2.08% 2/1/35 (d)	12,880	13,236
2.101% 4/1/36 (d)	1,346	1,383
2.129% 7/1/35 (d)	101	104
2.138% 10/1/34 (d)	2,545	2,623
2.183% 9/1/33 (d)	1,811	1,859
2.273% 10/1/33 (d)	1,619	1,652
2.285% 12/1/34 (d)	289	297
2.305% 10/1/33 (d)	88	91
2.382% 3/1/35 (d)	166	171
2.705% 3/1/35 (d)	9,271	9,542
2.714% 3/1/35 (d)	36	37
2.742% 7/1/36 (d)	519	542
2.768% 5/1/35 (d)	38,310	39,933
2.799% 10/1/33 (d)	194	203
2.835% 11/1/34 (d)	33,077	34,739
2.878% 11/1/36 (d)	4,095	4,291
2.903% 11/1/34 (d)	6,220	6,496
2.938% 7/1/35 (d)	13,427	14,020
2.978% 9/1/35 (d)	6,748	7,112
3.018% 1/1/35 (d)	928	966
3.109% 7/1/34 (d)	1,906	2,007
3.161% 3/1/33 (d)	505	528
3.169% 7/1/35 (d)	5,491	5,785
3.189% 2/1/34 (d)	63	65
3.266% 9/1/34 (d)	555	578
3.332% 5/1/34 (d)	1,822	1,896
3.358% 7/1/34 (d)	123	128
3.384% 7/1/35 (d)	963	1,005
3.388% 10/1/35 (d)	3,827	3,987
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.411% 11/1/36 (d)	$ 1,062	$ 1,112
3.454% 8/1/35 (d)	1,149	1,201
3.47% 4/1/35 (d)	3,326	3,489
3.51% 5/1/35 (d)	1,655	1,730
3.763% 11/1/35 (d)	12,263	12,836
3.785% 2/1/36 (d)	2,810	2,946
3.967% 6/1/47 (d)	672	706
3.99% 9/1/36 (d)	1,461	1,529
4% 8/1/39 to 11/1/39	265,502	260,179
4.133% 9/1/35 (d)	1,084	1,136
4.156% 8/1/35 (d)	2,886	3,045
4.294% 10/1/37 (d)	83	87
4.617% 11/1/35 (d)	16,480	17,299
5.489% 9/1/34 (d)	1,228	1,295
5.5% 12/1/16 to 3/1/20	6,609	7,121
5.859% 3/1/36 (d)	2,315	2,464
6.5% 10/1/17 to 12/1/24	2,242	2,442
7% 11/1/16 to 3/1/17	1,200	1,299
7.5% 9/1/10 to 4/1/17	571	614
8.5% 12/1/27	159	179
9.5% 9/1/30	15	18
10.25% 10/1/18	6	7
11.5% 5/1/14 to 7/1/15	13	15
12.5% 10/1/15 to 7/1/16	23	27
13.25% 9/1/11	10	10
		478,276
Freddie Mac - 1.1%
2.551% 7/1/36 (d)	5,867	6,074
2.677% 6/1/33 (d)	1,110	1,153
2.879% 11/1/35 (d)	1,471	1,535
2.996% 5/1/35 (d)	2,164	2,263
3.013% 6/1/33 (d)	3,146	3,294
3.241% 3/1/35 (d)	4,446	4,679
3.306% 1/1/35 (d)	2,874	3,022
3.32% 10/1/33 (d)	1,940	2,040
3.336% 1/1/36 (d)	3,418	3,607
3.394% 10/1/35 (d)	1,427	1,476
3.395% 7/1/35 (d)	1,203	1,255
3.582% 8/1/34 (d)	515	541
3.623% 3/1/33 (d)	31	33
3.652% 3/1/37 (d)	418	434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.668% 9/1/36 (d)	$ 24,869	$ 26,237
3.841% 10/1/36 (d)	1,374	1,432
4.05% 6/1/33 (d)	2,650	2,793
4.744% 5/1/37 (d)	387	407
4.847% 5/1/35 (d)	1,828	1,911
5.053% 12/1/35 (d)	9,129	9,624
5.234% 12/1/35 (d)	997	1,038
5.5% 11/1/17 to 1/1/25	7,296	7,786
5.585% 4/1/36 (d)	1,287	1,351
8.5% 5/1/17 to 6/1/25	36	40
9% 1/1/17 to 3/1/20	14	15
9.5% 7/1/30	67	78
10% 12/1/10 to 7/1/19	126	142
10.25% 11/1/16	6	7
12% 2/1/13 to 6/1/15	25	28
12.5% 11/1/12 to 5/1/15	23	26
13% 5/1/14 to 11/1/14	4	5
13.5% 9/1/14 to 12/1/14	3	3
		84,329
Government National Mortgage Association - 90.6%
3.5% 3/20/34	905	876
4% 11/20/33 to 4/15/40 (a)	141,650	139,849
4% 3/1/40 (a)(b)	2,000	1,961
4% 4/1/40 (a)	6,000	5,921
4% 5/1/40 (a)	18,000	17,731
4% 5/1/40 (a)	9,000	8,866
4.5% 7/15/33 to 1/15/40	337,533	343,995
4.5% 5/1/40 (a)	188,000	190,423
4.5% 5/1/40 (a)	224,000	226,887
4.5% 5/1/40 (a)	88,000	89,134
4.5% 5/1/40 (a)	161,000	163,075
4.5% 5/1/40 (a)	148,000	149,908
4.5% 5/1/40 (a)	123,000	124,890
4.5% 5/1/40 (a)	204,000	207,135
4.5% 5/1/40 (a)	45,700	46,402
4.5% 5/1/40 (a)	55,500	56,353
4.5% 5/1/40 (a)(b)	55,000	55,845
5% 8/15/18 to 12/15/39	1,027,041	1,076,476
5% 5/1/40 (a)	166,000	172,692
5% 5/1/40 (a)	75,000	78,023
5% 5/1/40 (a)	112,000	116,515
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5% 5/1/40 (a)	$ 201,200	$ 209,311
5% 5/1/40 (a)	55,000	57,217
5% 5/1/40 (a)	57,000	59,440
5% 5/1/40 (a)(b)	200,000	208,562
5.39% to 5.391% 11/20/59 to 12/20/59 (g)	113,762	123,936
5.46% 12/20/59 (g)	30,710	33,628
5.5% 12/20/18 to 11/15/39	927,937	991,271
5.5% 3/1/40 (a)(b)	20,500	21,730
5.5% 4/1/40 (a)(b)	5,000	5,321
5.5% 5/1/40 (a)	54,000	57,265
5.5% 5/1/40 (a)	88,000	93,321
5.5% 5/1/40 (a)	700	743
5.5% 5/1/40 (a)	58,900	62,535
5.5% 5/1/40 (a)(b)	47,200	50,113
5.5% 5/1/40 (a)	5,000	5,309
5.5% 12/20/59 (g)	26,248	28,736
6% 8/15/17 to 11/15/39	689,038	749,623
6.45% 10/15/31 to 11/15/32	1,443	1,589
6.5% 4/15/23 to 12/20/39	468,782	512,570
7% 10/20/16 to 9/20/34	67,898	75,327
7.25% 9/15/27	121	135
7.395% 6/20/25 to 11/20/27	1,376	1,542
7.5% 5/15/17 to 9/20/32	28,325	30,986
8% 8/15/18 to 7/15/32	7,329	8,061
8.5% 5/15/16 to 2/15/31	2,002	2,204
9% 12/15/13 to 5/15/30	1,067	1,196
9.5% 12/20/15 to 4/20/17	315	350
10.5% 1/15/14 to 10/15/18	398	452
13% 2/15/11 to 1/15/15	53	60
13.5% 1/15/15	3	4
		6,665,494
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,062,741)		7,228,099
Collateralized Mortgage Obligations - 8.9%

U.S. Government Agency - 8.9%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	2,197	198
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,298	1,328
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (e)	$ 1,664	$ 360
Series 339 Class 5, 5.5% 7/1/33 (e)	2,679	520
Series 343 Class 16, 5.5% 5/1/34 (e)	2,030	402
Freddie Mac Multi-class participation certificates sequential payer Series 3427 Class FX, 0.4044% 8/15/18 (d)	60,201	60,189
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.5544% 4/15/17 (d)	1,053	1,056
Series 3094 Class UF, 0% 9/15/34 (d)	226	221
Series 3346 Class FA, 0.4844% 2/15/19 (d)	68,396	68,466
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	2,491	2,840
Series 40 Class K, 6.5% 8/17/24	1,058	1,163
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	4,784	5,369
Series 2601 Class TI, 5.5% 10/15/22 (e)	8,457	821
Series 2957 Class SW, 5.7456% 4/15/35 (d)(e)(f)	7,536	798
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	36,273	38,667
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.6056% 5/20/31 (d)	438	440
Series 2002-41 Class HF, 0.6559% 6/16/32 (d)	509	513
Series 2007-22 Class TC, 0% 4/20/37 (d)	14	14
Series 2010-H03 Class FA, 0.8056% 3/20/60 (d)(g)	22,838	22,986
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	10,991	11,898
Series 1994-4 Class KQ, 7.9875% 7/16/24	721	827
Series 2000-26 Class PK, 7.5% 9/20/30	1,932	2,192
Series 2002-50 Class PE, 6% 7/20/32	14,343	15,608
Series 2003-70 Class LE, 5% 7/20/32	44,000	46,469
Series 2004-19:
Class DJ, 4.5% 3/20/34	1,022	1,055
Class DP, 5.5% 3/20/34	3,895	4,234
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	24,671
Series 2004-98 Class IG, 5.5% 2/20/30 (e)	982	12
Series 2005-17 Class IA, 5.5% 8/20/33 (e)	3,127	185
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 2005-24 Class TC, 5.5% 3/20/35	$ 5,403	$ 5,719
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,300
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,063
Series 2006-50 Class JC, 5% 6/20/36	11,780	12,359
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	20,528
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	514	573
Series 1998-23 Class ZB, 6.5% 6/20/28	8,009	8,746
Series 2001-40 Class Z, 6% 8/20/31	5,190	5,583
Series 2001-49 Class Z, 7% 10/16/31	2,295	2,544
Series 2002-18 Class ZB, 6% 3/20/32	5,193	5,623
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(f)	230	251
Class Z, 6.5% 5/16/32	7,393	8,133
Series 2002-33 Class ZJ, 6.5% 5/20/32	4,383	4,755
Series 2002-42 Class ZA, 6% 6/20/32	3,361	3,615
Series 2002-43 Class Z, 6.5% 6/20/32	7,979	8,736
Series 2002-45 Class Z, 6% 6/20/32	1,876	2,026
Series 2002-49 Class ZA, 6.5% 7/20/32	28,308	30,920
Series 2003-75 Class ZA, 5.5% 9/20/33	13,017	13,875
Series 2004-46 Class BZ, 6% 6/20/34	14,178	15,245
Series 2004-65 Class VE, 5.5% 7/20/15	3,286	3,535
Series 2004-86 Class G, 6% 10/20/34	6,273	7,015
Series 2005-28 Class AJ, 5.5% 4/20/35	27,329	29,486
Series 2005-47 Class ZY, 6% 6/20/35	5,342	5,948
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,053
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,674
Series 1995-6 Class Z, 7% 9/20/25	1,428	1,464
Series 2003-92 Class SN, 6.1741% 10/16/33 (d)(e)(f)	19,436	2,487
Series 2004-32 Class GS, 6.2441% 5/16/34 (d)(e)(f)	1,804	276
Series 2005-6 Class EY, 5.5% 11/20/33 (c)	1,016	1,127
Series 2006-13 Class DS, 10.7166% 3/20/36 (d)(f)	33,903	36,507
Series 2007-35 Class SC, 38.6644% 6/16/37 (d)(f)	10,345	16,618
Government National Mortgage Association:
Series 2008-88 Class BZ, 5.5% 5/20/33	48,356	51,581
0.2777% 5/1/60 (a)(d)(g)	17,100	17,100
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $619,922)		656,967
Commercial Mortgage Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9132% 1/17/38 (d)(e)	$ 6,670	$ 105
Series 1998-M4 Class N, 0.9629% 2/25/35 (d)(e)	2,292	10
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.8857% 9/16/41 (d)(e)	93,679	1,711
Series 2001-12 Class X, 0.7125% 7/16/40 (d)(e)	28,497	468
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.6526% 9/16/42 (d)(e)	93,388	2,855
Series 2002-62 Class IO, 1.2514% 8/16/42 (d)(e)	62,665	1,849
Series 2002-85 Class X, 1.6298% 3/16/42 (d)(e)	60,079	2,946
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,006)		9,944
Cash Equivalents - 24.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) # (Cost $1,786,926)	$ 1,786,956	1,786,926
TOTAL INVESTMENT PORTFOLIO - 135.0% (Cost $9,744,363)		9,937,825
NET OTHER ASSETS - (35.0)%		(2,577,921)
NET ASSETS - 100%		$ 7,359,904
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
88 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2010	$ 19,147	$ (53)

The face value of futures sold as a percentage of net assets - 0.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.07% with JPMorgan Chase, Inc.	March 2012	$ 59,573	$ (62)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	43,200	(705)
		$ 102,773	$ (767)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $111,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,786,926,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 132,966
Bank of America, NA	310,294
Citigroup Global Markets, Inc.	132,982
Credit Suisse Securities (USA) LLC	132,982
Deutsche Bank Securities, Inc.	132,982
ING Financial Markets LLC	44,327
J.P. Morgan Securities, Inc.	92,940
Merrill Lynch Government Securities, Inc.	88,655
Mizuho Securities USA, Inc.	199,474
RBS Securities, Inc.	132,982
Societe Generale, New York Branch	107,079
UBS Securities LLC	44,327
Wachovia Bank NA	177,310
Wachovia Capital Markets LLC	57,626
$ 1,786,926
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 255,889	$ -	$ 255,889	$ -
U.S. Government Agency - Mortgage Securities	7,228,099	-	7,228,099	-
Collateralized Mortgage Obligations	656,967	-	656,967	-
Commercial Mortgage Securities	9,944	-	9,944	-
Cash Equivalents	1,786,926	-	1,786,926	-
Total Investments in Securities:	$ 9,937,825	$ -	$ 9,937,825	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (53)	$ (53)	$ -	$ -
Swap Agreements	(767)	-	(767)	-
Total Liabilities	$ (820)	$ (53)	$ (767)	$ -
Other Financial Investments:
Forward Commitments	$ (4,114)	$ -	$ (4,114)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,930
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,144
Cost of Purchases	-
Proceeds of Sales	(15,074)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $9,744,814,000. Net unrealized appreciation aggregated $193,011,000, of which $204,970,000 related to appreciated investment securities and $11,959,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government Income Fund

April 30, 2010

1.800338.106

GOV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.5%
	Principal Amount (000s)	Value (000s)
Other Government Related - 8.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	$ 6,060	$ 6,177
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,866
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	18,670	18,833
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,418
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,488
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	40,933
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,137
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,262
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,957
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,646
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,180
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,639
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,878
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	51,539
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (d)	2,041	2,061
3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,877
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (d)	9,200	9,393
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,400
3.125% 12/1/11 (FDIC Guaranteed) (d)	790	818
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,557
TOTAL OTHER GOVERNMENT RELATED		451,059
U.S. Government Agency Obligations - 10.0%
Fannie Mae 1.75% 5/7/13	70,410	70,493
Federal Home Loan Bank:
1.5% 1/16/13	40,950	41,038
1.875% 6/21/13	97,650	98,017
3.625% 10/18/13	18,880	19,956
Freddie Mac:
1.75% 6/15/12	37,302	37,687
2.5% 1/7/14	26,670	27,070
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	121,143
6.8% 2/15/12	16,002	16,677
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 3,837	$ 4,072
6.99% 5/21/16	15,479	17,430
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,130
5.66% 9/15/11 (c)	18,000	19,102
5.685% 5/15/12	24,035	26,221
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,406	4,636
Series 2002-20K Class 1, 5.08% 11/1/22	10,168	10,820
Series 2003-P10B, Class 1 5.136% 8/10/13	3,677	3,891
Series 2004-20H Class 1, 5.17% 8/1/24	2,819	3,010
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,148
5.375% 4/1/56	8,429	8,704
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		567,245
U.S. Treasury Obligations - 51.5%
U.S. Treasury Bonds:
4.25% 5/15/39	30,094	28,740
4.375% 2/15/38	35,860	35,143
4.375% 11/15/39	31,000	30,235
4.5% 8/15/39	15,000	14,930
4.625% 2/15/40	80,317	81,610
5% 5/15/37	68,200	73,933
5.25% 2/15/29	72,363	80,662
6.125% 11/15/27	37,365	45,778
6.125% 8/15/29	20,127	24,803
6.25% 8/15/23	43,500	53,192
7.25% 5/15/16 (g)	132,937	166,015
7.5% 11/15/16	45,574	57,947
8% 11/15/21 (g)	14,605	20,189
9.875% 11/15/15	10,285	14,155
U.S. Treasury Notes:
0.75% 11/30/11	167,180	167,173
0.875% 3/31/11	13,870	13,926
0.875% 1/31/12	234,681	234,818
0.875% 2/29/12	205,070	205,029
1% 7/31/11	100,000	100,539
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 12/31/11	$ 49,001	$ 49,164
1.25% 11/30/10 (g)	41,435	41,660
1.375% 9/15/12	19,743	19,846
1.375% 2/15/13	109,230	109,145
1.5% 10/31/10	34,835	35,045
1.75% 4/15/13	196,110	197,581
1.875% 4/30/14	62,609	62,286
2.375% 8/31/14	20,000	20,188
2.375% 9/30/14	30,000	30,218
2.375% 10/31/14	97,310	97,888
2.5% 3/31/15 (b)	138,720	139,425
2.625% 6/30/14	22,000	22,476
2.625% 7/31/14	83,808	85,510
2.625% 4/30/16	48,591	48,052
2.75% 11/30/16	18,530	18,229
2.75% 2/15/19	13,700	12,907
3.125% 8/31/13	36,935	38,681
3.125% 9/30/13	18,130	18,978
3.125% 10/31/16	88,448	89,104
3.125% 1/31/17	130,703	131,173
3.625% 8/15/19	33,225	33,280
3.625% 2/15/20	61,970	61,786
3.75% 11/15/18	15,801	16,140
4% 2/15/15	23,619	25,427
4.25% 11/15/17	27,475	29,398
4.5% 5/15/17	24,685	26,930
4.625% 7/31/12	20	22
4.75% 8/15/17	12,983	14,354
TOTAL U.S. TREASURY OBLIGATIONS		2,923,710
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,892,786)		3,942,014
U.S. Government Agency - Mortgage Securities - 27.4%

Fannie Mae - 16.0%
1.989% 2/1/33 (h)	401	412
2.101% 4/1/36 (h)	2,226	2,287
2.129% 7/1/35 (h)	189	194
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.285% 12/1/34 (h)	$ 590	$ 605
2.305% 10/1/33 (h)	165	170
2.382% 3/1/35 (h)	295	304
2.595% 10/1/33 (h)	384	394
2.714% 3/1/35 (h)	68	70
2.73% 11/1/33 (h)	1,124	1,172
2.787% 8/1/35 (h)	2,006	2,103
2.799% 10/1/33 (h)	319	334
2.938% 7/1/35 (h)	1,681	1,755
3.169% 3/1/35 (h)	236	246
3.189% 2/1/34 (h)	127	133
3.251% 7/1/35 (h)	714	748
3.266% 9/1/34 (h)	4,039	4,200
3.358% 7/1/34 (h)	233	242
3.361% 1/1/40 (h)	59,789	61,307
3.384% 7/1/35 (h)	1,602	1,671
3.406% 2/1/37 (h)	5,346	5,638
3.411% 11/1/36 (h)	291	304
3.454% 7/1/35 (h)	4,253	4,374
3.47% 4/1/35 (h)	1,269	1,331
3.526% 4/1/36 (h)	3,525	3,701
3.546% 2/1/40 (h)	46,233	47,766
3.763% 11/1/35 (h)	2,169	2,270
4% 9/1/13 to 8/1/39	7,764	7,905
4% 5/1/25 (e)(f)	83,000	84,410
4% 5/1/25 (e)(f)	10,000	10,170
4.133% 9/1/35 (h)	3,352	3,512
4.278% 6/1/36 (h)	475	496
4.294% 10/1/37 (h)	266	279
4.5% 5/1/25 (e)(f)	9,000	9,351
4.5% 5/1/25 (e)(f)	13,000	13,507
4.5% 3/1/39 to 2/1/40	6,851	6,925
4.5% 5/1/40 (e)	9,000	9,073
4.5% 5/1/40 (e)	120,000	120,972
4.617% 11/1/35 (h)	3,222	3,382
4.778% 7/1/35 (h)	2,826	2,965
5% 6/1/14 to 6/1/38	35,275	37,397
5% 5/1/40 (e)	200	207
5.036% 2/1/34 (h)	3,813	4,023
5.242% 5/1/35 (h)	3,672	3,874
5.379% 8/1/36 (h)	3,364	3,549
5.5% 3/1/12 to 3/1/39	78,063	83,395
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 5/1/40 (e)(f)	$ 50,000	$ 52,671
5.548% 2/1/36 (h)	1,332	1,386
5.729% 9/1/35 (h)	1,111	1,172
5.838% 3/1/36 (h)	4,125	4,294
5.845% 5/1/36 (h)	1,662	1,745
5.859% 3/1/36 (h)	4,966	5,286
5.933% 1/1/37 (h)	11,106	11,580
5.996% 4/1/36 (h)	23,277	24,287
6% 4/1/12 to 8/1/37	32,983	35,700
6% 5/1/40 (e)(f)	154,500	164,956
6% 5/1/40 (e)(f)	4,300	4,591
6% 6/1/40 (e)	4,300	4,578
6.213% 3/1/37 (h)	1,098	1,171
6.413% 8/1/36 (h)	15,303	16,322
6.5% 2/1/12 to 4/1/37	21,876	23,763
7% 7/1/13 to 7/1/32	3,560	3,962
7.5% 8/1/10 to 4/1/29	32	34
8.5% 1/1/15 to 7/1/31	305	335
9% 5/1/14	278	292
9.5% 4/1/16 to 10/1/20	352	401
11.25% 5/1/14	4	4
11.5% 6/15/19 to 1/15/21	556	614
12.5% 8/1/15 to 3/1/16	1	1
		908,268
Freddie Mac - 3.9%
2.142% 3/1/35 (h)	1,432	1,465
3.623% 3/1/33 (h)	63	66
3.938% 6/1/35 (h)	624	655
4% 5/1/25 (e)	13,500	13,730
4.217% 4/1/34 (h)	3,516	3,635
4.5% 8/1/33	2,898	2,971
4.51% 4/1/35 (h)	3,466	3,624
4.778% 2/1/36 (h)	673	709
4.843% 5/1/35 (h)	46,658	49,015
5% 8/1/35 to 6/1/38	6,786	7,075
5.086% 7/1/35 (h)	1,992	2,102
5.138% 4/1/35 (h)	291	308
5.256% 2/1/36 (h)	205	216
5.392% 6/1/35 (h)	1,297	1,358
5.451% 1/1/36 (h)	2,781	2,914
5.5% 8/1/16 to 7/1/36	47,673	51,297
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.514% 1/1/36 (h)	$ 2,458	$ 2,563
5.588% 10/1/35 (h)	439	461
5.752% 5/1/37 (h)	853	866
6% 7/1/16 to 7/1/37	18,179	19,700
6% 5/1/40 (e)	20,000	21,408
6.068% 7/1/36 (h)	1,198	1,264
6.5% 11/1/10 to 3/1/36	28,198	30,593
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	956	1,030
8.5% 5/1/17 to 9/1/29	140	158
9% 9/1/14 to 10/1/20	28	30
9.5% 5/1/17 to 8/1/21	178	200
9.75% 8/1/14	108	119
10% 4/1/12 to 8/1/21	10	12
11% 8/1/13 to 5/1/14	37	41
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	7	8
13% 6/1/14 to 6/1/15	3	3
		219,598
Government National Mortgage Association - 7.5%
4.5% 5/1/40 (e)	11,000	11,169
4.5% 5/1/40 (e)	9,000	9,138
5% 9/20/33	55,555	58,339
5% 5/1/40 (e)	3,000	3,121
5% 5/1/40 (e)	3,000	3,121
5% 5/1/40 (e)	4,600	4,785
5.493% 11/20/59 to 5/1/60 (l)	50,809	55,602
5.5% 7/20/38	668	709
5.5% 5/1/40 (e)	4,000	4,247
5.5% 5/1/40 (e)	4,000	4,247
5.5% 5/1/40 (e)	9,000	9,555
5.5% 2/1/59 to 5/1/60 (e)(l)	118,781	129,829
5.513% 2/20/60 (l)	25,121	27,495
6% 12/15/10 to 1/15/36	80,819	87,986
6.5% 2/15/24 to 10/15/35	13,332	14,707
7% 10/15/26 to 8/15/32	75	83
7.5% 3/15/28 to 8/15/29	74	81
8% 7/15/19 to 12/15/23	913	1,002
8.5% 1/15/25	3	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
9.5% 2/15/25	$ 1	$ 1
10.5% 4/15/14 to 1/20/18	64	74
		425,295
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,516,659)		1,553,161
Collateralized Mortgage Obligations - 7.9%

U.S. Government Agency - 7.9%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	918	1,003
Series 1993-207 Class H, 6.5% 11/25/23	13,998	15,310
Series 1993-240 Class PD, 6.25% 12/25/13	2,043	2,152
Series 1994-23 Class PZ, 6% 2/25/24	11,855	13,484
Series 1996-28 Class PK, 6.5% 7/25/25	2,739	2,994
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,290
Series 2006-45 Class OP, 6/25/36 (j)	4,698	4,067
Series 2006-62 Class KP, 4/25/36 (j)	9,974	8,023
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,901	2,139
Series 1999-25 Class Z, 6% 6/25/29	4,508	4,888
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,912
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,254
Series 2010-37 Class GI, 5% 4/25/25 (i)	5,210	603
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,313
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	15,912	13,183
Series 384 Class 6, 5% 7/25/37 (i)	18,010	3,192
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2425% 8/25/31 (h)	432	442
Series 2002-49 Class FB, 0.8563% 11/18/31 (h)	656	662
Series 2002-60 Class FV, 1.2625% 4/25/32 (h)	283	290
Series 2002-75 Class FA, 1.2625% 11/25/32 (h)	580	593
Series 2007-36:
Class FB, 0.6625% 4/25/37 (h)	26,462	26,528
Class FG, 0.6625% 4/25/37 (h)	5,215	5,234
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,901
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2004-21 Class QE, 4.5% 11/25/32	$ 1,500	$ 1,562
Series 2005-102 Class CO, 11/25/35 (j)	4,669	3,890
Series 2006-12 Class BO, 10/25/35 (j)	21,088	17,871
Series 2006-37 Class OW, 5/25/36 (j)	5,165	4,518
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	13,557	14,756
Series 2001-46 Class ZG, 6% 9/25/31	4,841	5,171
Series 2002-79 Class Z, 5.5% 11/25/22	10,830	11,604
Series 2005-117, Class JN, 4.5% 1/25/36	645	625
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,278
Series 2007-36:
Class GO, 4/25/37 (j)	833	725
Class PO, 4/25/37 (j)	1,866	1,615
Class SB, 6.3375% 4/25/37 (h)(i)(k)	24,226	2,904
Class SG, 6.3375% 4/25/37 (h)(i)(k)	10,830	1,305
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	383	404
Series 3149 Class OD, 5/15/36 (j)	26,135	21,200
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,537	1,667
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (h)	1,017	1,042
planned amortization class Series 1681 Class PJ, 7% 12/15/23	2,091	2,121
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8544% 2/15/32 (h)	368	371
Series 2630 Class FL, 0.7544% 6/15/18 (h)	550	561
Series 3008 Class SM, 7/15/35 (h)	220	199
planned amortization class:
Series 1141 Class G, 9% 9/15/21	243	272
Series 1614 Class L, 6.5% 7/15/23	804	810
Series 2006-15 Class OP, 3/25/36 (j)	6,067	4,889
Series 2356 Class GD, 6% 9/15/16	308	329
Series 2376 Class JE, 5.5% 11/15/16	2,129	2,288
Series 2381 Class OG, 5.5% 11/15/16	1,513	1,630
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,282
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,842
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2682 Class LD, 4.5% 10/15/33	$ 777	$ 794
Series 2802 Class OB, 6% 5/15/34	10,455	11,473
Series 2810 Class PD, 6% 6/15/33	995	1,063
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,134
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,096
Series 3077 Class TO, 4/15/35 (j)	12,934	10,617
Series 3110 Class OP, 9/15/35 (j)	12,200	10,143
Series 3119 Class PO, 2/15/36 (j)	14,917	12,001
Series 3121 Class KO, 3/15/36 (j)	4,702	4,107
Series 3123 Class LO, 3/15/36 (j)	9,702	7,849
Series 3145 Class GO, 4/15/36 (j)	8,680	7,030
Series 3151 Class PO, 5/15/36 (j)	9,433	7,621
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,723	1,869
Series 2281 Class ZB, 6% 3/15/30	3,187	3,438
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,069
Series 2570 Class CU, 4.5% 7/15/17	828	858
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,850
Series 2601 Class TB, 5.5% 4/15/23	869	931
Series 2729 Class GB, 5% 1/15/19	9,255	9,880
Series 2773 Class HC, 4.5% 4/15/19	704	738
Series 2860 Class CP, 4% 10/15/17	723	737
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,149
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,479
Series 3013 Class VJ, 5% 1/15/14	1,312	1,385
Series 2769 Class BU, 5% 3/15/34	988	958
Series 2863 Class DB, 4% 9/15/14	911	935
Series 2957 Class SW, 5.7456% 4/15/35 (h)(i)(k)	17,274	1,829
Series 3002 Class SN, 6.2456% 7/15/35 (h)(i)(k)	17,278	2,051
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,061	6,544
Series 2877 Class JC, 5% 10/15/34	504	520
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,976	3,306
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $419,736)		446,642
Cash Equivalents - 8.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.20%, dated 4/30/10 due 5/3/10:
(Collateralized by U.S. Government Obligations) #	$ 328,179	$ 328,173
(Collateralized by U.S. Government Obligations) # (a)	132,114	132,112
TOTAL CASH EQUIVALENTS (Cost $460,285)		460,285
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $6,289,466)		6,402,102
NET OTHER ASSETS - (12.9)%		(730,555)
NET ASSETS - 100%		$ 5,671,547
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	(1,241)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(11,151)
		$ 86,000	$ (12,392)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,102,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $451,059,000 or 8.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,213,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$328,173,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 24,419
Bank of America, NA	56,984
Citigroup Global Markets, Inc.	24,423
Credit Suisse Securities (USA) LLC	24,423
Deutsche Bank Securities, Inc.	24,423
ING Financial Markets LLC	8,141
J.P. Morgan Securities, Inc.	17,069
Merrill Lynch Government Securities, Inc.	16,282
Mizuho Securities USA, Inc.	36,634
RBS Securities, Inc.	24,423
Societe Generale, New York Branch	19,665
UBS Securities LLC	8,141
Wachovia Bank NA	32,563
Wachovia Capital Markets LLC	10,583
$ 328,173
$132,112,000 due 5/03/10 at 0.20%
J.P. Morgan Securities, Inc.	132,112
$ 132,112
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,903)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $6,290,336,000. Net unrealized appreciation aggregated $111,766,000, of which $124,802,000 related to appreciated investment securities and $13,036,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.847931.103

AGVT-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.5%
	Principal Amount (000s)	Value (000s)
Other Government Related - 8.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	$ 6,060	$ 6,177
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,866
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	18,670	18,833
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,418
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,488
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	40,933
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,137
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,262
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,957
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,646
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,180
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,639
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,878
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	51,539
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (d)	2,041	2,061
3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,877
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (d)	9,200	9,393
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,400
3.125% 12/1/11 (FDIC Guaranteed) (d)	790	818
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,557
TOTAL OTHER GOVERNMENT RELATED		451,059
U.S. Government Agency Obligations - 10.0%
Fannie Mae 1.75% 5/7/13	70,410	70,493
Federal Home Loan Bank:
1.5% 1/16/13	40,950	41,038
1.875% 6/21/13	97,650	98,017
3.625% 10/18/13	18,880	19,956
Freddie Mac:
1.75% 6/15/12	37,302	37,687
2.5% 1/7/14	26,670	27,070
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	121,143
6.8% 2/15/12	16,002	16,677
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 3,837	$ 4,072
6.99% 5/21/16	15,479	17,430
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,130
5.66% 9/15/11 (c)	18,000	19,102
5.685% 5/15/12	24,035	26,221
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,406	4,636
Series 2002-20K Class 1, 5.08% 11/1/22	10,168	10,820
Series 2003-P10B, Class 1 5.136% 8/10/13	3,677	3,891
Series 2004-20H Class 1, 5.17% 8/1/24	2,819	3,010
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,148
5.375% 4/1/56	8,429	8,704
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		567,245
U.S. Treasury Obligations - 51.5%
U.S. Treasury Bonds:
4.25% 5/15/39	30,094	28,740
4.375% 2/15/38	35,860	35,143
4.375% 11/15/39	31,000	30,235
4.5% 8/15/39	15,000	14,930
4.625% 2/15/40	80,317	81,610
5% 5/15/37	68,200	73,933
5.25% 2/15/29	72,363	80,662
6.125% 11/15/27	37,365	45,778
6.125% 8/15/29	20,127	24,803
6.25% 8/15/23	43,500	53,192
7.25% 5/15/16 (g)	132,937	166,015
7.5% 11/15/16	45,574	57,947
8% 11/15/21 (g)	14,605	20,189
9.875% 11/15/15	10,285	14,155
U.S. Treasury Notes:
0.75% 11/30/11	167,180	167,173
0.875% 3/31/11	13,870	13,926
0.875% 1/31/12	234,681	234,818
0.875% 2/29/12	205,070	205,029
1% 7/31/11	100,000	100,539
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 12/31/11	$ 49,001	$ 49,164
1.25% 11/30/10 (g)	41,435	41,660
1.375% 9/15/12	19,743	19,846
1.375% 2/15/13	109,230	109,145
1.5% 10/31/10	34,835	35,045
1.75% 4/15/13	196,110	197,581
1.875% 4/30/14	62,609	62,286
2.375% 8/31/14	20,000	20,188
2.375% 9/30/14	30,000	30,218
2.375% 10/31/14	97,310	97,888
2.5% 3/31/15 (b)	138,720	139,425
2.625% 6/30/14	22,000	22,476
2.625% 7/31/14	83,808	85,510
2.625% 4/30/16	48,591	48,052
2.75% 11/30/16	18,530	18,229
2.75% 2/15/19	13,700	12,907
3.125% 8/31/13	36,935	38,681
3.125% 9/30/13	18,130	18,978
3.125% 10/31/16	88,448	89,104
3.125% 1/31/17	130,703	131,173
3.625% 8/15/19	33,225	33,280
3.625% 2/15/20	61,970	61,786
3.75% 11/15/18	15,801	16,140
4% 2/15/15	23,619	25,427
4.25% 11/15/17	27,475	29,398
4.5% 5/15/17	24,685	26,930
4.625% 7/31/12	20	22
4.75% 8/15/17	12,983	14,354
TOTAL U.S. TREASURY OBLIGATIONS		2,923,710
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,892,786)		3,942,014
U.S. Government Agency - Mortgage Securities - 27.4%

Fannie Mae - 16.0%
1.989% 2/1/33 (h)	401	412
2.101% 4/1/36 (h)	2,226	2,287
2.129% 7/1/35 (h)	189	194
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.285% 12/1/34 (h)	$ 590	$ 605
2.305% 10/1/33 (h)	165	170
2.382% 3/1/35 (h)	295	304
2.595% 10/1/33 (h)	384	394
2.714% 3/1/35 (h)	68	70
2.73% 11/1/33 (h)	1,124	1,172
2.787% 8/1/35 (h)	2,006	2,103
2.799% 10/1/33 (h)	319	334
2.938% 7/1/35 (h)	1,681	1,755
3.169% 3/1/35 (h)	236	246
3.189% 2/1/34 (h)	127	133
3.251% 7/1/35 (h)	714	748
3.266% 9/1/34 (h)	4,039	4,200
3.358% 7/1/34 (h)	233	242
3.361% 1/1/40 (h)	59,789	61,307
3.384% 7/1/35 (h)	1,602	1,671
3.406% 2/1/37 (h)	5,346	5,638
3.411% 11/1/36 (h)	291	304
3.454% 7/1/35 (h)	4,253	4,374
3.47% 4/1/35 (h)	1,269	1,331
3.526% 4/1/36 (h)	3,525	3,701
3.546% 2/1/40 (h)	46,233	47,766
3.763% 11/1/35 (h)	2,169	2,270
4% 9/1/13 to 8/1/39	7,764	7,905
4% 5/1/25 (e)(f)	83,000	84,410
4% 5/1/25 (e)(f)	10,000	10,170
4.133% 9/1/35 (h)	3,352	3,512
4.278% 6/1/36 (h)	475	496
4.294% 10/1/37 (h)	266	279
4.5% 5/1/25 (e)(f)	9,000	9,351
4.5% 5/1/25 (e)(f)	13,000	13,507
4.5% 3/1/39 to 2/1/40	6,851	6,925
4.5% 5/1/40 (e)	9,000	9,073
4.5% 5/1/40 (e)	120,000	120,972
4.617% 11/1/35 (h)	3,222	3,382
4.778% 7/1/35 (h)	2,826	2,965
5% 6/1/14 to 6/1/38	35,275	37,397
5% 5/1/40 (e)	200	207
5.036% 2/1/34 (h)	3,813	4,023
5.242% 5/1/35 (h)	3,672	3,874
5.379% 8/1/36 (h)	3,364	3,549
5.5% 3/1/12 to 3/1/39	78,063	83,395
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 5/1/40 (e)(f)	$ 50,000	$ 52,671
5.548% 2/1/36 (h)	1,332	1,386
5.729% 9/1/35 (h)	1,111	1,172
5.838% 3/1/36 (h)	4,125	4,294
5.845% 5/1/36 (h)	1,662	1,745
5.859% 3/1/36 (h)	4,966	5,286
5.933% 1/1/37 (h)	11,106	11,580
5.996% 4/1/36 (h)	23,277	24,287
6% 4/1/12 to 8/1/37	32,983	35,700
6% 5/1/40 (e)(f)	154,500	164,956
6% 5/1/40 (e)(f)	4,300	4,591
6% 6/1/40 (e)	4,300	4,578
6.213% 3/1/37 (h)	1,098	1,171
6.413% 8/1/36 (h)	15,303	16,322
6.5% 2/1/12 to 4/1/37	21,876	23,763
7% 7/1/13 to 7/1/32	3,560	3,962
7.5% 8/1/10 to 4/1/29	32	34
8.5% 1/1/15 to 7/1/31	305	335
9% 5/1/14	278	292
9.5% 4/1/16 to 10/1/20	352	401
11.25% 5/1/14	4	4
11.5% 6/15/19 to 1/15/21	556	614
12.5% 8/1/15 to 3/1/16	1	1
		908,268
Freddie Mac - 3.9%
2.142% 3/1/35 (h)	1,432	1,465
3.623% 3/1/33 (h)	63	66
3.938% 6/1/35 (h)	624	655
4% 5/1/25 (e)	13,500	13,730
4.217% 4/1/34 (h)	3,516	3,635
4.5% 8/1/33	2,898	2,971
4.51% 4/1/35 (h)	3,466	3,624
4.778% 2/1/36 (h)	673	709
4.843% 5/1/35 (h)	46,658	49,015
5% 8/1/35 to 6/1/38	6,786	7,075
5.086% 7/1/35 (h)	1,992	2,102
5.138% 4/1/35 (h)	291	308
5.256% 2/1/36 (h)	205	216
5.392% 6/1/35 (h)	1,297	1,358
5.451% 1/1/36 (h)	2,781	2,914
5.5% 8/1/16 to 7/1/36	47,673	51,297
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.514% 1/1/36 (h)	$ 2,458	$ 2,563
5.588% 10/1/35 (h)	439	461
5.752% 5/1/37 (h)	853	866
6% 7/1/16 to 7/1/37	18,179	19,700
6% 5/1/40 (e)	20,000	21,408
6.068% 7/1/36 (h)	1,198	1,264
6.5% 11/1/10 to 3/1/36	28,198	30,593
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	956	1,030
8.5% 5/1/17 to 9/1/29	140	158
9% 9/1/14 to 10/1/20	28	30
9.5% 5/1/17 to 8/1/21	178	200
9.75% 8/1/14	108	119
10% 4/1/12 to 8/1/21	10	12
11% 8/1/13 to 5/1/14	37	41
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	7	8
13% 6/1/14 to 6/1/15	3	3
		219,598
Government National Mortgage Association - 7.5%
4.5% 5/1/40 (e)	11,000	11,169
4.5% 5/1/40 (e)	9,000	9,138
5% 9/20/33	55,555	58,339
5% 5/1/40 (e)	3,000	3,121
5% 5/1/40 (e)	3,000	3,121
5% 5/1/40 (e)	4,600	4,785
5.493% 11/20/59 to 5/1/60 (l)	50,809	55,602
5.5% 7/20/38	668	709
5.5% 5/1/40 (e)	4,000	4,247
5.5% 5/1/40 (e)	4,000	4,247
5.5% 5/1/40 (e)	9,000	9,555
5.5% 2/1/59 to 5/1/60 (e)(l)	118,781	129,829
5.513% 2/20/60 (l)	25,121	27,495
6% 12/15/10 to 1/15/36	80,819	87,986
6.5% 2/15/24 to 10/15/35	13,332	14,707
7% 10/15/26 to 8/15/32	75	83
7.5% 3/15/28 to 8/15/29	74	81
8% 7/15/19 to 12/15/23	913	1,002
8.5% 1/15/25	3	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
9.5% 2/15/25	$ 1	$ 1
10.5% 4/15/14 to 1/20/18	64	74
		425,295
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,516,659)		1,553,161
Collateralized Mortgage Obligations - 7.9%

U.S. Government Agency - 7.9%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	918	1,003
Series 1993-207 Class H, 6.5% 11/25/23	13,998	15,310
Series 1993-240 Class PD, 6.25% 12/25/13	2,043	2,152
Series 1994-23 Class PZ, 6% 2/25/24	11,855	13,484
Series 1996-28 Class PK, 6.5% 7/25/25	2,739	2,994
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,290
Series 2006-45 Class OP, 6/25/36 (j)	4,698	4,067
Series 2006-62 Class KP, 4/25/36 (j)	9,974	8,023
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,901	2,139
Series 1999-25 Class Z, 6% 6/25/29	4,508	4,888
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,912
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,254
Series 2010-37 Class GI, 5% 4/25/25 (i)	5,210	603
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,313
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	15,912	13,183
Series 384 Class 6, 5% 7/25/37 (i)	18,010	3,192
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2425% 8/25/31 (h)	432	442
Series 2002-49 Class FB, 0.8563% 11/18/31 (h)	656	662
Series 2002-60 Class FV, 1.2625% 4/25/32 (h)	283	290
Series 2002-75 Class FA, 1.2625% 11/25/32 (h)	580	593
Series 2007-36:
Class FB, 0.6625% 4/25/37 (h)	26,462	26,528
Class FG, 0.6625% 4/25/37 (h)	5,215	5,234
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,901
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2004-21 Class QE, 4.5% 11/25/32	$ 1,500	$ 1,562
Series 2005-102 Class CO, 11/25/35 (j)	4,669	3,890
Series 2006-12 Class BO, 10/25/35 (j)	21,088	17,871
Series 2006-37 Class OW, 5/25/36 (j)	5,165	4,518
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	13,557	14,756
Series 2001-46 Class ZG, 6% 9/25/31	4,841	5,171
Series 2002-79 Class Z, 5.5% 11/25/22	10,830	11,604
Series 2005-117, Class JN, 4.5% 1/25/36	645	625
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,278
Series 2007-36:
Class GO, 4/25/37 (j)	833	725
Class PO, 4/25/37 (j)	1,866	1,615
Class SB, 6.3375% 4/25/37 (h)(i)(k)	24,226	2,904
Class SG, 6.3375% 4/25/37 (h)(i)(k)	10,830	1,305
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	383	404
Series 3149 Class OD, 5/15/36 (j)	26,135	21,200
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,537	1,667
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (h)	1,017	1,042
planned amortization class Series 1681 Class PJ, 7% 12/15/23	2,091	2,121
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8544% 2/15/32 (h)	368	371
Series 2630 Class FL, 0.7544% 6/15/18 (h)	550	561
Series 3008 Class SM, 7/15/35 (h)	220	199
planned amortization class:
Series 1141 Class G, 9% 9/15/21	243	272
Series 1614 Class L, 6.5% 7/15/23	804	810
Series 2006-15 Class OP, 3/25/36 (j)	6,067	4,889
Series 2356 Class GD, 6% 9/15/16	308	329
Series 2376 Class JE, 5.5% 11/15/16	2,129	2,288
Series 2381 Class OG, 5.5% 11/15/16	1,513	1,630
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,282
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,842
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2682 Class LD, 4.5% 10/15/33	$ 777	$ 794
Series 2802 Class OB, 6% 5/15/34	10,455	11,473
Series 2810 Class PD, 6% 6/15/33	995	1,063
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,134
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,096
Series 3077 Class TO, 4/15/35 (j)	12,934	10,617
Series 3110 Class OP, 9/15/35 (j)	12,200	10,143
Series 3119 Class PO, 2/15/36 (j)	14,917	12,001
Series 3121 Class KO, 3/15/36 (j)	4,702	4,107
Series 3123 Class LO, 3/15/36 (j)	9,702	7,849
Series 3145 Class GO, 4/15/36 (j)	8,680	7,030
Series 3151 Class PO, 5/15/36 (j)	9,433	7,621
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,723	1,869
Series 2281 Class ZB, 6% 3/15/30	3,187	3,438
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,069
Series 2570 Class CU, 4.5% 7/15/17	828	858
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,850
Series 2601 Class TB, 5.5% 4/15/23	869	931
Series 2729 Class GB, 5% 1/15/19	9,255	9,880
Series 2773 Class HC, 4.5% 4/15/19	704	738
Series 2860 Class CP, 4% 10/15/17	723	737
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,149
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,479
Series 3013 Class VJ, 5% 1/15/14	1,312	1,385
Series 2769 Class BU, 5% 3/15/34	988	958
Series 2863 Class DB, 4% 9/15/14	911	935
Series 2957 Class SW, 5.7456% 4/15/35 (h)(i)(k)	17,274	1,829
Series 3002 Class SN, 6.2456% 7/15/35 (h)(i)(k)	17,278	2,051
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,061	6,544
Series 2877 Class JC, 5% 10/15/34	504	520
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,976	3,306
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $419,736)		446,642
Cash Equivalents - 8.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.20%, dated 4/30/10 due 5/3/10:
(Collateralized by U.S. Government Obligations) #	$ 328,179	$ 328,173
(Collateralized by U.S. Government Obligations) # (a)	132,114	132,112
TOTAL CASH EQUIVALENTS (Cost $460,285)		460,285
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $6,289,466)		6,402,102
NET OTHER ASSETS - (12.9)%		(730,555)
NET ASSETS - 100%		$ 5,671,547
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	(1,241)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(11,151)
		$ 86,000	$ (12,392)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,102,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $451,059,000 or 8.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,213,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$328,173,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 24,419
Bank of America, NA	56,984
Citigroup Global Markets, Inc.	24,423
Credit Suisse Securities (USA) LLC	24,423
Deutsche Bank Securities, Inc.	24,423
ING Financial Markets LLC	8,141
J.P. Morgan Securities, Inc.	17,069
Merrill Lynch Government Securities, Inc.	16,282
Mizuho Securities USA, Inc.	36,634
RBS Securities, Inc.	24,423
Societe Generale, New York Branch	19,665
UBS Securities LLC	8,141
Wachovia Bank NA	32,563
Wachovia Capital Markets LLC	10,583
$ 328,173
$132,112,000 due 5/03/10 at 0.20%
J.P. Morgan Securities, Inc.	132,112
$ 132,112
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,903)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $6,290,336,000. Net unrealized appreciation aggregated $111,766,000, of which $124,802,000 related to appreciated investment securities and $13,036,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

April 30, 2010

1.858578.102

RW16-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.5%
	Shares	Value
Domestic Equity Funds - 26.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	22,717	$ 359,376
Fidelity Disciplined Equity Fund	16,364	363,121
Fidelity Equity-Income Fund	8,679	369,281
Fidelity Large Cap Core Enhanced Index Fund	71,057	583,377
Fidelity Series 100 Index Fund	52,078	436,932
Fidelity Series Broad Market Opportunities Fund	63,841	588,616
Fidelity Series Small Cap Opportunities Fund (a)	25,817	244,748
TOTAL DOMESTIC EQUITY FUNDS		2,945,451
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,660	260,508
TOTAL EQUITY FUNDS (Cost $3,325,946)		3,205,959
Fixed-Income Funds - 41.2%

Investment Grade Fixed-Income Funds - 41.2%
Fidelity Government Income Fund	87,751	924,021
Fidelity Strategic Real Return Fund	105,762	938,113
Fidelity Total Bond Fund	258,582	2,782,338
TOTAL FIXED-INCOME FUNDS (Cost $4,531,978)		4,644,472
Short-Term Funds - 30.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,703,117	$ 1,703,117
Fidelity Short-Term Bond Fund	204,235	1,715,577
TOTAL SHORT-TERM FUNDS (Cost $3,412,424)		3,418,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,270,348)	11,269,125
NET OTHER ASSETS - 0.0%	(2,309)
NET ASSETS - 100%	$ 11,266,816
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $11,479,618. Net unrealized depreciation aggregated $210,493, of which $311,992 related to appreciated investment securities and $522,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2016 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2016 FundSM

1.858554.102

ARW16-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.5%
	Shares	Value
Domestic Equity Funds - 26.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	22,717	$ 359,376
Fidelity Disciplined Equity Fund	16,364	363,121
Fidelity Equity-Income Fund	8,679	369,281
Fidelity Large Cap Core Enhanced Index Fund	71,057	583,377
Fidelity Series 100 Index Fund	52,078	436,932
Fidelity Series Broad Market Opportunities Fund	63,841	588,616
Fidelity Series Small Cap Opportunities Fund (a)	25,817	244,748
TOTAL DOMESTIC EQUITY FUNDS		2,945,451
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,660	260,508
TOTAL EQUITY FUNDS (Cost $3,325,946)		3,205,959
Fixed-Income Funds - 41.2%

Investment Grade Fixed-Income Funds - 41.2%
Fidelity Government Income Fund	87,751	924,021
Fidelity Strategic Real Return Fund	105,762	938,113
Fidelity Total Bond Fund	258,582	2,782,338
TOTAL FIXED-INCOME FUNDS (Cost $4,531,978)		4,644,472
Short-Term Funds - 30.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,703,117	$ 1,703,117
Fidelity Short-Term Bond Fund	204,235	1,715,577
TOTAL SHORT-TERM FUNDS (Cost $3,412,424)		3,418,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,270,348)	11,269,125
NET OTHER ASSETS - 0.0%	(2,309)
NET ASSETS - 100%	$ 11,266,816
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $11,479,618. Net unrealized depreciation aggregated $210,493, of which $311,992 related to appreciated investment securities and $522,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2010

1.858580.102

RW18-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 32.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,817	$ 218,587
Fidelity Disciplined Equity Fund	9,946	220,693
Fidelity Equity-Income Fund	5,275	224,467
Fidelity Large Cap Core Enhanced Index Fund	43,193	354,615
Fidelity Series 100 Index Fund	31,601	265,128
Fidelity Series Broad Market Opportunities Fund	38,812	357,844
Fidelity Series Small Cap Opportunities Fund (a)	15,698	148,819
TOTAL DOMESTIC EQUITY FUNDS		1,790,153
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,949	178,952
TOTAL EQUITY FUNDS (Cost $2,189,556)		1,969,105
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 2.3%
Fidelity Capital & Income Fund	7,115	64,890
Fidelity Strategic Income Fund	5,774	63,975
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,865

	Shares	Value
Investment Grade Fixed-Income Funds - 37.5%
Fidelity Government Income Fund	39,073	$ 411,435
Fidelity Strategic Real Return Fund	47,106	417,833
Fidelity Total Bond Fund	115,337	1,241,028
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,070,296
TOTAL FIXED-INCOME FUNDS (Cost $2,155,488)		2,199,161
Short-Term Funds - 24.5%

Fidelity Institutional Money Market Portfolio Institutional Class	675,380	675,380
Fidelity Short-Term Bond Fund	80,826	678,940
TOTAL SHORT-TERM FUNDS (Cost $1,355,010)		1,354,320
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,700,054)	5,522,586
NET OTHER ASSETS - 0.0%	(430)
NET ASSETS - 100%	$ 5,522,156
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $5,819,258. Net unrealized depreciation aggregated $296,672, of which $90,068 related to appreciated investment securities and $386,740 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2018 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858556.102

ARW18-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 32.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,817	$ 218,587
Fidelity Disciplined Equity Fund	9,946	220,693
Fidelity Equity-Income Fund	5,275	224,467
Fidelity Large Cap Core Enhanced Index Fund	43,193	354,615
Fidelity Series 100 Index Fund	31,601	265,128
Fidelity Series Broad Market Opportunities Fund	38,812	357,844
Fidelity Series Small Cap Opportunities Fund (a)	15,698	148,819
TOTAL DOMESTIC EQUITY FUNDS		1,790,153
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,949	178,952
TOTAL EQUITY FUNDS (Cost $2,189,556)		1,969,105
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 2.3%
Fidelity Capital & Income Fund	7,115	64,890
Fidelity Strategic Income Fund	5,774	63,975
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,865

	Shares	Value
Investment Grade Fixed-Income Funds - 37.5%
Fidelity Government Income Fund	39,073	$ 411,435
Fidelity Strategic Real Return Fund	47,106	417,833
Fidelity Total Bond Fund	115,337	1,241,028
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,070,296
TOTAL FIXED-INCOME FUNDS (Cost $2,155,488)		2,199,161
Short-Term Funds - 24.5%

Fidelity Institutional Money Market Portfolio Institutional Class	675,380	675,380
Fidelity Short-Term Bond Fund	80,826	678,940
TOTAL SHORT-TERM FUNDS (Cost $1,355,010)		1,354,320
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,700,054)	5,522,586
NET OTHER ASSETS - 0.0%	(430)
NET ASSETS - 100%	$ 5,522,156
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $5,819,258. Net unrealized depreciation aggregated $296,672, of which $90,068 related to appreciated investment securities and $386,740 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2010

1.858583.102

RW20-QTLY-1209

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.2%
	Shares	Value
Domestic Equity Funds - 37.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,791	$ 154,900
Fidelity Disciplined Equity Fund	7,063	156,728
Fidelity Equity-Income Fund	3,746	159,383
Fidelity Large Cap Core Enhanced Index Fund	30,611	251,312
Fidelity Series 100 Index Fund	22,413	188,043
Fidelity Series Broad Market Opportunities Fund	27,499	253,539
Fidelity Series Small Cap Opportunities Fund (a)	11,106	105,283
TOTAL DOMESTIC EQUITY FUNDS		1,269,188
International Equity Funds - 4.1%
Fidelity Advisor International Discovery Fund Institutional Class	4,721	142,015
TOTAL EQUITY FUNDS (Cost $1,340,705)		1,411,203
Fixed-Income Funds - 38.2%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	5,998	54,700
Fidelity Strategic Income Fund	4,869	53,944
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,644
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Government Income Fund	22,609	238,074
Fidelity Strategic Real Return Fund	27,254	241,741
Fidelity Total Bond Fund	66,672	717,389
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,197,204
TOTAL FIXED-INCOME FUNDS (Cost $1,246,154)		1,305,848
Short-Term Funds - 20.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	351,063	$ 351,063
Fidelity Short-Term Bond Fund	42,011	352,891
TOTAL SHORT-TERM FUNDS (Cost $700,279)		703,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,287,138)	3,421,005
NET OTHER ASSETS - 0.0%	(432)
NET ASSETS - 100%	$ 3,420,573
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $3,381,168. Net unrealized appreciation aggregated $39,837, of which $172,459 related to appreciated investment securities and $132,622 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2020 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858558.102

ARW20-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.2%
	Shares	Value
Domestic Equity Funds - 37.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,791	$ 154,900
Fidelity Disciplined Equity Fund	7,063	156,728
Fidelity Equity-Income Fund	3,746	159,383
Fidelity Large Cap Core Enhanced Index Fund	30,611	251,312
Fidelity Series 100 Index Fund	22,413	188,043
Fidelity Series Broad Market Opportunities Fund	27,499	253,539
Fidelity Series Small Cap Opportunities Fund (a)	11,106	105,283
TOTAL DOMESTIC EQUITY FUNDS		1,269,188
International Equity Funds - 4.1%
Fidelity Advisor International Discovery Fund Institutional Class	4,721	142,015
TOTAL EQUITY FUNDS (Cost $1,340,705)		1,411,203
Fixed-Income Funds - 38.2%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	5,998	54,700
Fidelity Strategic Income Fund	4,869	53,944
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,644
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Government Income Fund	22,609	238,074
Fidelity Strategic Real Return Fund	27,254	241,741
Fidelity Total Bond Fund	66,672	717,389
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,197,204
TOTAL FIXED-INCOME FUNDS (Cost $1,246,154)		1,305,848
Short-Term Funds - 20.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	351,063	$ 351,063
Fidelity Short-Term Bond Fund	42,011	352,891
TOTAL SHORT-TERM FUNDS (Cost $700,279)		703,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,287,138)	3,421,005
NET OTHER ASSETS - 0.0%	(432)
NET ASSETS - 100%	$ 3,420,573
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $3,381,168. Net unrealized appreciation aggregated $39,837, of which $172,459 related to appreciated investment securities and $132,622 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2010

1.858586.102

RW22-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.4%
	Shares	Value
Domestic Equity Funds - 40.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,571	$ 135,598
Fidelity Disciplined Equity Fund	6,171	136,925
Fidelity Equity-Income Fund	3,273	139,266
Fidelity Large Cap Core Enhanced Index Fund	26,815	220,150
Fidelity Series 100 Index Fund	19,614	164,561
Fidelity Series Broad Market Opportunities Fund	24,095	222,153
Fidelity Series Small Cap Opportunities Fund (a)	9,726	92,200
TOTAL DOMESTIC EQUITY FUNDS		1,110,853
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,573	137,566
TOTAL EQUITY FUNDS (Cost $1,432,685)		1,248,419
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	5,768	52,603
Fidelity Strategic Income Fund	4,681	51,861
TOTAL HIGH YIELD FIXED-INCOME FUNDS		104,464

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	17,104	$ 180,105
Fidelity Strategic Real Return Fund	20,621	182,912
Fidelity Total Bond Fund	50,463	542,985
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		906,002
TOTAL FIXED-INCOME FUNDS (Cost $992,749)		1,010,466
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Portfolio Institutional Class	245,245	245,245
Fidelity Short-Term Bond Fund	29,350	246,537
TOTAL SHORT-TERM FUNDS (Cost $492,683)		491,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,918,117)	2,750,667
NET OTHER ASSETS - 0.0%	(89)
NET ASSETS - 100%	$ 2,750,578
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $2,951,099. Net unrealized depreciation aggregated $200,432, of which $45,375 related to appreciated investment securities and $245,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2022 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858561.102

ARW22-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.4%
	Shares	Value
Domestic Equity Funds - 40.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,571	$ 135,598
Fidelity Disciplined Equity Fund	6,171	136,925
Fidelity Equity-Income Fund	3,273	139,266
Fidelity Large Cap Core Enhanced Index Fund	26,815	220,150
Fidelity Series 100 Index Fund	19,614	164,561
Fidelity Series Broad Market Opportunities Fund	24,095	222,153
Fidelity Series Small Cap Opportunities Fund (a)	9,726	92,200
TOTAL DOMESTIC EQUITY FUNDS		1,110,853
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,573	137,566
TOTAL EQUITY FUNDS (Cost $1,432,685)		1,248,419
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	5,768	52,603
Fidelity Strategic Income Fund	4,681	51,861
TOTAL HIGH YIELD FIXED-INCOME FUNDS		104,464

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	17,104	$ 180,105
Fidelity Strategic Real Return Fund	20,621	182,912
Fidelity Total Bond Fund	50,463	542,985
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		906,002
TOTAL FIXED-INCOME FUNDS (Cost $992,749)		1,010,466
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Portfolio Institutional Class	245,245	245,245
Fidelity Short-Term Bond Fund	29,350	246,537
TOTAL SHORT-TERM FUNDS (Cost $492,683)		491,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,918,117)	2,750,667
NET OTHER ASSETS - 0.0%	(89)
NET ASSETS - 100%	$ 2,750,578
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $2,951,099. Net unrealized depreciation aggregated $200,432, of which $45,375 related to appreciated investment securities and $245,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2010

1.858588.102

RW24-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 42.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,488	$ 86,814
Fidelity Disciplined Equity Fund	3,951	87,665
Fidelity Equity-Income Fund	2,095	89,157
Fidelity Large Cap Core Enhanced Index Fund	17,156	140,851
Fidelity Series 100 Index Fund	12,555	105,335
Fidelity Series Broad Market Opportunities Fund	15,415	142,123
Fidelity Series Small Cap Opportunities Fund (a)	6,233	59,089
TOTAL DOMESTIC EQUITY FUNDS		711,034
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,220	96,871
TOTAL EQUITY FUNDS (Cost $836,969)		807,905
Fixed-Income Funds - 35.6%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	3,901	35,581
Fidelity Strategic Income Fund	3,166	35,082
TOTAL HIGH YIELD FIXED-INCOME FUNDS		70,663

	Shares	Value
Investment Grade Fixed-Income Funds - 31.4%
Fidelity Government Income Fund	9,908	$ 104,331
Fidelity Strategic Real Return Fund	11,944	105,940
Fidelity Total Bond Fund	29,261	314,853
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		525,124
TOTAL FIXED-INCOME FUNDS (Cost $576,501)		595,787
Short-Term Funds - 16.2%

Fidelity Institutional Money Market Portfolio Institutional Class	135,129	135,129
Fidelity Short-Term Bond Fund	16,171	135,840
TOTAL SHORT-TERM FUNDS (Cost $269,922)		270,969
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,683,392)	1,674,661
NET OTHER ASSETS - 0.0%	84
NET ASSETS - 100%	$ 1,674,745
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,715,510. Net unrealized depreciation aggregated $40,849, of which $55,249 related to appreciated investment securities and $96,098 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2024 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858563.102

ARW24-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 42.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,488	$ 86,814
Fidelity Disciplined Equity Fund	3,951	87,665
Fidelity Equity-Income Fund	2,095	89,157
Fidelity Large Cap Core Enhanced Index Fund	17,156	140,851
Fidelity Series 100 Index Fund	12,555	105,335
Fidelity Series Broad Market Opportunities Fund	15,415	142,123
Fidelity Series Small Cap Opportunities Fund (a)	6,233	59,089
TOTAL DOMESTIC EQUITY FUNDS		711,034
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,220	96,871
TOTAL EQUITY FUNDS (Cost $836,969)		807,905
Fixed-Income Funds - 35.6%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	3,901	35,581
Fidelity Strategic Income Fund	3,166	35,082
TOTAL HIGH YIELD FIXED-INCOME FUNDS		70,663

	Shares	Value
Investment Grade Fixed-Income Funds - 31.4%
Fidelity Government Income Fund	9,908	$ 104,331
Fidelity Strategic Real Return Fund	11,944	105,940
Fidelity Total Bond Fund	29,261	314,853
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		525,124
TOTAL FIXED-INCOME FUNDS (Cost $576,501)		595,787
Short-Term Funds - 16.2%

Fidelity Institutional Money Market Portfolio Institutional Class	135,129	135,129
Fidelity Short-Term Bond Fund	16,171	135,840
TOTAL SHORT-TERM FUNDS (Cost $269,922)		270,969
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,683,392)	1,674,661
NET OTHER ASSETS - 0.0%	84
NET ASSETS - 100%	$ 1,674,745
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,715,510. Net unrealized depreciation aggregated $40,849, of which $55,249 related to appreciated investment securities and $96,098 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2010

1.858590.102

RW26-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.5%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,504	$ 55,440
Fidelity Disciplined Equity Fund	2,525	56,025
Fidelity Equity-Income Fund	1,339	56,971
Fidelity Large Cap Core Enhanced Index Fund	10,957	89,959
Fidelity Series 100 Index Fund	8,025	67,331
Fidelity Series Broad Market Opportunities Fund	9,846	90,780
Fidelity Series Small Cap Opportunities Fund (a)	3,980	37,729
TOTAL DOMESTIC EQUITY FUNDS		454,235
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,250	67,680
TOTAL EQUITY FUNDS (Cost $548,566)		521,915
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	2,613	23,827
Fidelity Strategic Income Fund	2,121	23,496
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,323

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund	5,869	$ 61,799
Fidelity Strategic Real Return Fund	7,074	62,749
Fidelity Total Bond Fund	17,303	186,182
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		310,730
TOTAL FIXED-INCOME FUNDS (Cost $350,737)		358,053
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Institutional Class	76,288	76,288
Fidelity Short-Term Bond Fund	9,136	76,746
TOTAL SHORT-TERM FUNDS (Cost $153,258)		153,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,052,561)	1,033,002
NET OTHER ASSETS - 0.0%	(224)
NET ASSETS - 100%	$ 1,032,778
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,079,295. Net unrealized depreciation aggregated $46,293, of which $23,427 related to appreciated investment securities and $69,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2026 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858565.102

ARW26-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.5%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,504	$ 55,440
Fidelity Disciplined Equity Fund	2,525	56,025
Fidelity Equity-Income Fund	1,339	56,971
Fidelity Large Cap Core Enhanced Index Fund	10,957	89,959
Fidelity Series 100 Index Fund	8,025	67,331
Fidelity Series Broad Market Opportunities Fund	9,846	90,780
Fidelity Series Small Cap Opportunities Fund (a)	3,980	37,729
TOTAL DOMESTIC EQUITY FUNDS		454,235
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,250	67,680
TOTAL EQUITY FUNDS (Cost $548,566)		521,915
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	2,613	23,827
Fidelity Strategic Income Fund	2,121	23,496
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,323

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund	5,869	$ 61,799
Fidelity Strategic Real Return Fund	7,074	62,749
Fidelity Total Bond Fund	17,303	186,182
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		310,730
TOTAL FIXED-INCOME FUNDS (Cost $350,737)		358,053
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Institutional Class	76,288	76,288
Fidelity Short-Term Bond Fund	9,136	76,746
TOTAL SHORT-TERM FUNDS (Cost $153,258)		153,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,052,561)	1,033,002
NET OTHER ASSETS - 0.0%	(224)
NET ASSETS - 100%	$ 1,032,778
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,079,295. Net unrealized depreciation aggregated $46,293, of which $23,427 related to appreciated investment securities and $69,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2010

1.858592.102

RW28-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	23,052	$ 364,683
Fidelity Disciplined Equity Fund	16,616	368,704
Fidelity Equity-Income Fund	8,813	375,002
Fidelity Large Cap Core Enhanced Index Fund	72,082	591,794
Fidelity Series 100 Index Fund	52,831	443,248
Fidelity Series Broad Market Opportunities Fund	64,770	597,181
Fidelity Series Small Cap Opportunities Fund (a)	26,205	248,420
TOTAL DOMESTIC EQUITY FUNDS		2,989,032
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	16,075	483,550
TOTAL EQUITY FUNDS (Cost $3,665,521)		3,472,582
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	17,787	162,219
Fidelity Strategic Income Fund	14,434	159,933
TOTAL HIGH YIELD FIXED-INCOME FUNDS		322,152

	Shares	Value
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund	36,693	$ 386,377
Fidelity Strategic Real Return Fund	44,240	392,410
Fidelity Total Bond Fund	108,252	1,164,790
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,943,577
TOTAL FIXED-INCOME FUNDS (Cost $2,207,512)		2,265,729
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class	443,178	443,178
Fidelity Short-Term Bond Fund	53,036	445,502
TOTAL SHORT-TERM FUNDS (Cost $887,776)		888,680
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,760,809)	6,626,991
NET OTHER ASSETS - 0.0%	(274)
NET ASSETS - 100%	$ 6,626,717
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $6,880,283. Net unrealized depreciation aggregated $253,292, of which $180,899 related to appreciated investment securities and $434,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2028 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858567.102

ARW28-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	23,052	$ 364,683
Fidelity Disciplined Equity Fund	16,616	368,704
Fidelity Equity-Income Fund	8,813	375,002
Fidelity Large Cap Core Enhanced Index Fund	72,082	591,794
Fidelity Series 100 Index Fund	52,831	443,248
Fidelity Series Broad Market Opportunities Fund	64,770	597,181
Fidelity Series Small Cap Opportunities Fund (a)	26,205	248,420
TOTAL DOMESTIC EQUITY FUNDS		2,989,032
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	16,075	483,550
TOTAL EQUITY FUNDS (Cost $3,665,521)		3,472,582
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	17,787	162,219
Fidelity Strategic Income Fund	14,434	159,933
TOTAL HIGH YIELD FIXED-INCOME FUNDS		322,152

	Shares	Value
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund	36,693	$ 386,377
Fidelity Strategic Real Return Fund	44,240	392,410
Fidelity Total Bond Fund	108,252	1,164,790
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,943,577
TOTAL FIXED-INCOME FUNDS (Cost $2,207,512)		2,265,729
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class	443,178	443,178
Fidelity Short-Term Bond Fund	53,036	445,502
TOTAL SHORT-TERM FUNDS (Cost $887,776)		888,680
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,760,809)	6,626,991
NET OTHER ASSETS - 0.0%	(274)
NET ASSETS - 100%	$ 6,626,717
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $6,880,283. Net unrealized depreciation aggregated $253,292, of which $180,899 related to appreciated investment securities and $434,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2010

1.858594.102

RW30-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.0%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,753	$ 59,372
Fidelity Disciplined Equity Fund	2,706	60,050
Fidelity Equity-Income Fund	1,435	61,044
Fidelity Large Cap Core Enhanced Index Fund	11,746	96,433
Fidelity Series 100 Index Fund	8,604	72,188
Fidelity Series Broad Market Opportunities Fund	10,551	97,281
Fidelity Series Small Cap Opportunities Fund (a)	4,261	40,398
TOTAL DOMESTIC EQUITY FUNDS		486,766
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	2,837	85,338
TOTAL EQUITY FUNDS (Cost $604,650)		572,104
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	2,983	27,204
Fidelity Strategic Income Fund	2,422	26,839
TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,043

	Shares	Value
Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund	5,638	$ 59,372
Fidelity Strategic Real Return Fund	6,792	60,242
Fidelity Total Bond Fund	16,610	178,721
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		298,335
TOTAL FIXED-INCOME FUNDS (Cost $343,689)		352,378
Short-Term Funds - 12.7%

Fidelity Institutional Money Market Portfolio Institutional Class	67,016	67,016
Fidelity Short-Term Bond Fund	8,019	67,360
TOTAL SHORT-TERM FUNDS (Cost $133,711)		134,376
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,082,050)	1,058,858
NET OTHER ASSETS - 0.0%	(205)
NET ASSETS - 100%	$ 1,058,653
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,108,093. Net unrealized depreciation aggregated $49,235, of which $24,018 related to appreciated investment securities and $73,253 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2030 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858570.102

ARW30-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.0%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,753	$ 59,372
Fidelity Disciplined Equity Fund	2,706	60,050
Fidelity Equity-Income Fund	1,435	61,044
Fidelity Large Cap Core Enhanced Index Fund	11,746	96,433
Fidelity Series 100 Index Fund	8,604	72,188
Fidelity Series Broad Market Opportunities Fund	10,551	97,281
Fidelity Series Small Cap Opportunities Fund (a)	4,261	40,398
TOTAL DOMESTIC EQUITY FUNDS		486,766
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	2,837	85,338
TOTAL EQUITY FUNDS (Cost $604,650)		572,104
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	2,983	27,204
Fidelity Strategic Income Fund	2,422	26,839
TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,043

	Shares	Value
Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund	5,638	$ 59,372
Fidelity Strategic Real Return Fund	6,792	60,242
Fidelity Total Bond Fund	16,610	178,721
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		298,335
TOTAL FIXED-INCOME FUNDS (Cost $343,689)		352,378
Short-Term Funds - 12.7%

Fidelity Institutional Money Market Portfolio Institutional Class	67,016	67,016
Fidelity Short-Term Bond Fund	8,019	67,360
TOTAL SHORT-TERM FUNDS (Cost $133,711)		134,376
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,082,050)	1,058,858
NET OTHER ASSETS - 0.0%	(205)
NET ASSETS - 100%	$ 1,058,653
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,108,093. Net unrealized depreciation aggregated $49,235, of which $24,018 related to appreciated investment securities and $73,253 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2010

1.858596.102

RW32-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,459	$ 54,725
Fidelity Disciplined Equity Fund	2,489	55,240
Fidelity Equity-Income Fund	1,320	56,183
Fidelity Large Cap Core Enhanced Index Fund	10,804	88,704
Fidelity Series 100 Index Fund	7,913	66,388
Fidelity Series Broad Market Opportunities Fund	9,708	89,512
Fidelity Series Small Cap Opportunities Fund (a)	3,921	37,175
TOTAL DOMESTIC EQUITY FUNDS		447,927
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,808	84,478
TOTAL EQUITY FUNDS (Cost $421,630)		532,405
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,823	25,748
Fidelity Strategic Income Fund	2,291	25,385
TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,133

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	5,001	$ 52,658
Fidelity Strategic Real Return Fund	6,029	53,478
Fidelity Total Bond Fund	14,753	158,740
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		264,876
TOTAL FIXED-INCOME FUNDS (Cost $285,656)		316,009
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Institutional Class	54,099	54,099
Fidelity Short-Term Bond Fund	6,474	54,383
TOTAL SHORT-TERM FUNDS (Cost $106,387)		108,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $813,673)	956,896
NET OTHER ASSETS - 0.0%	(92)
NET ASSETS - 100%	$ 956,804
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $814,082. Net unrealized appreciation aggregated $142,814, of which $143,159 related to appreciated investment securities and $345 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2032 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858572.102

ARW32-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,459	$ 54,725
Fidelity Disciplined Equity Fund	2,489	55,240
Fidelity Equity-Income Fund	1,320	56,183
Fidelity Large Cap Core Enhanced Index Fund	10,804	88,704
Fidelity Series 100 Index Fund	7,913	66,388
Fidelity Series Broad Market Opportunities Fund	9,708	89,512
Fidelity Series Small Cap Opportunities Fund (a)	3,921	37,175
TOTAL DOMESTIC EQUITY FUNDS		447,927
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,808	84,478
TOTAL EQUITY FUNDS (Cost $421,630)		532,405
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,823	25,748
Fidelity Strategic Income Fund	2,291	25,385
TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,133

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	5,001	$ 52,658
Fidelity Strategic Real Return Fund	6,029	53,478
Fidelity Total Bond Fund	14,753	158,740
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		264,876
TOTAL FIXED-INCOME FUNDS (Cost $285,656)		316,009
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Institutional Class	54,099	54,099
Fidelity Short-Term Bond Fund	6,474	54,383
TOTAL SHORT-TERM FUNDS (Cost $106,387)		108,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $813,673)	956,896
NET OTHER ASSETS - 0.0%	(92)
NET ASSETS - 100%	$ 956,804
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $814,082. Net unrealized appreciation aggregated $142,814, of which $143,159 related to appreciated investment securities and $345 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2010

1.858598.102

RW34-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,966	$ 126,020
Fidelity Disciplined Equity Fund	5,730	127,151
Fidelity Equity-Income Fund	3,039	129,309
Fidelity Large Cap Core Enhanced Index Fund	24,873	204,209
Fidelity Series 100 Index Fund	18,217	152,839
Fidelity Series Broad Market Opportunities Fund	22,350	206,063
Fidelity Series Small Cap Opportunities Fund (a)	9,040	85,696
TOTAL DOMESTIC EQUITY FUNDS		1,031,287
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,949	209,015
TOTAL EQUITY FUNDS (Cost $1,159,721)		1,240,302
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	6,705	61,146
Fidelity Strategic Income Fund	5,442	60,298
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,444

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	11,040	$ 116,254
Fidelity Strategic Real Return Fund	13,304	118,004
Fidelity Total Bond Fund	32,605	350,832
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		585,090
TOTAL FIXED-INCOME FUNDS (Cost $662,578)		706,534
Short-Term Funds - 10.1%

Fidelity Institutional Money Market Portfolio Institutional Class	109,301	109,301
Fidelity Short-Term Bond Fund	13,080	109,875
TOTAL SHORT-TERM FUNDS (Cost $217,492)		219,176
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,039,791)	2,166,012
NET OTHER ASSETS - 0.0%	(53)
NET ASSETS - 100%	$ 2,165,959
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $2,094,845. Net unrealized appreciation aggregated $71,167, of which $160,374 related to appreciated investment securities and $89,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2034 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858574.102

ARW34-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,966	$ 126,020
Fidelity Disciplined Equity Fund	5,730	127,151
Fidelity Equity-Income Fund	3,039	129,309
Fidelity Large Cap Core Enhanced Index Fund	24,873	204,209
Fidelity Series 100 Index Fund	18,217	152,839
Fidelity Series Broad Market Opportunities Fund	22,350	206,063
Fidelity Series Small Cap Opportunities Fund (a)	9,040	85,696
TOTAL DOMESTIC EQUITY FUNDS		1,031,287
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,949	209,015
TOTAL EQUITY FUNDS (Cost $1,159,721)		1,240,302
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	6,705	61,146
Fidelity Strategic Income Fund	5,442	60,298
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,444

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	11,040	$ 116,254
Fidelity Strategic Real Return Fund	13,304	118,004
Fidelity Total Bond Fund	32,605	350,832
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		585,090
TOTAL FIXED-INCOME FUNDS (Cost $662,578)		706,534
Short-Term Funds - 10.1%

Fidelity Institutional Money Market Portfolio Institutional Class	109,301	109,301
Fidelity Short-Term Bond Fund	13,080	109,875
TOTAL SHORT-TERM FUNDS (Cost $217,492)		219,176
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,039,791)	2,166,012
NET OTHER ASSETS - 0.0%	(53)
NET ASSETS - 100%	$ 2,165,959
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $2,094,845. Net unrealized appreciation aggregated $71,167, of which $160,374 related to appreciated investment securities and $89,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2010

1.858600.102

RW36-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.2%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,237	$ 67,030
Fidelity Disciplined Equity Fund	3,048	67,627
Fidelity Equity-Income Fund	1,617	68,807
Fidelity Large Cap Core Enhanced Index Fund	13,231	108,627
Fidelity Series 100 Index Fund	9,693	81,324
Fidelity Series Broad Market Opportunities Fund	11,891	109,637
Fidelity Series Small Cap Opportunities Fund (a)	4,810	45,594
TOTAL DOMESTIC EQUITY FUNDS		548,646
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,951	118,838
TOTAL EQUITY FUNDS (Cost $763,482)		667,484
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	3,663	33,409
Fidelity Strategic Income Fund	2,972	32,928
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,337

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	5,633	$ 59,320
Fidelity Strategic Real Return Fund	6,794	60,263
Fidelity Total Bond Fund	16,631	178,953
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		298,536
TOTAL FIXED-INCOME FUNDS (Cost $354,836)		364,873
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	47,157	47,157
Fidelity Short-Term Bond Fund	5,644	47,411
TOTAL SHORT-TERM FUNDS (Cost $94,745)		94,568
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,213,063)	1,126,925
NET OTHER ASSETS - 0.0%	(167)
NET ASSETS - 100%	$ 1,126,758
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,226,770. Net unrealized depreciation aggregated $99,845, of which $30,609 related to appreciated investment securities and $130,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2036 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858576.102

ARW36-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.2%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,237	$ 67,030
Fidelity Disciplined Equity Fund	3,048	67,627
Fidelity Equity-Income Fund	1,617	68,807
Fidelity Large Cap Core Enhanced Index Fund	13,231	108,627
Fidelity Series 100 Index Fund	9,693	81,324
Fidelity Series Broad Market Opportunities Fund	11,891	109,637
Fidelity Series Small Cap Opportunities Fund (a)	4,810	45,594
TOTAL DOMESTIC EQUITY FUNDS		548,646
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,951	118,838
TOTAL EQUITY FUNDS (Cost $763,482)		667,484
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	3,663	33,409
Fidelity Strategic Income Fund	2,972	32,928
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,337

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	5,633	$ 59,320
Fidelity Strategic Real Return Fund	6,794	60,263
Fidelity Total Bond Fund	16,631	178,953
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		298,536
TOTAL FIXED-INCOME FUNDS (Cost $354,836)		364,873
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	47,157	47,157
Fidelity Short-Term Bond Fund	5,644	47,411
TOTAL SHORT-TERM FUNDS (Cost $94,745)		94,568
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,213,063)	1,126,925
NET OTHER ASSETS - 0.0%	(167)
NET ASSETS - 100%	$ 1,126,758
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,226,770. Net unrealized depreciation aggregated $99,845, of which $30,609 related to appreciated investment securities and $130,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2010

1.867270.102

RW38-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.5%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,587	$ 151,667
Fidelity Disciplined Equity Fund	6,899	153,099
Fidelity Equity-Income Fund	3,659	155,672
Fidelity Large Cap Core Enhanced Index Fund	29,961	245,979
Fidelity Series 100 Index Fund	21,939	184,071
Fidelity Series Broad Market Opportunities Fund	26,916	248,163
Fidelity Series Small Cap Opportunities Fund (a)	10,856	102,916
TOTAL DOMESTIC EQUITY FUNDS		1,241,567
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	9,566	287,735
TOTAL EQUITY FUNDS (Cost $1,523,435)		1,529,302
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	8,569	78,151
Fidelity Strategic Income Fund	6,957	77,080
TOTAL HIGH YIELD FIXED-INCOME FUNDS		155,231

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	12,309	$ 129,614
Fidelity Strategic Real Return Fund	14,836	131,593
Fidelity Total Bond Fund	36,352	391,148
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		652,355
TOTAL FIXED-INCOME FUNDS (Cost $777,303)		807,586
Short-Term Funds - 6.0%

Fidelity Institutional Money Market Portfolio Institutional Class	73,944	73,944
Fidelity Short-Term Bond Fund	8,848	74,325
TOTAL SHORT-TERM FUNDS (Cost $147,496)		148,269
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,448,234)	2,485,157
NET OTHER ASSETS - 0.0%	(45)
NET ASSETS - 100%	$ 2,485,112
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $2,479,564. Net unrealized appreciation aggregated $5,593, of which $146,166 related to appreciated investment securities and $140,573 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2038 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867281.102

ARW38-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.5%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,587	$ 151,667
Fidelity Disciplined Equity Fund	6,899	153,099
Fidelity Equity-Income Fund	3,659	155,672
Fidelity Large Cap Core Enhanced Index Fund	29,961	245,979
Fidelity Series 100 Index Fund	21,939	184,071
Fidelity Series Broad Market Opportunities Fund	26,916	248,163
Fidelity Series Small Cap Opportunities Fund (a)	10,856	102,916
TOTAL DOMESTIC EQUITY FUNDS		1,241,567
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	9,566	287,735
TOTAL EQUITY FUNDS (Cost $1,523,435)		1,529,302
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	8,569	78,151
Fidelity Strategic Income Fund	6,957	77,080
TOTAL HIGH YIELD FIXED-INCOME FUNDS		155,231

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	12,309	$ 129,614
Fidelity Strategic Real Return Fund	14,836	131,593
Fidelity Total Bond Fund	36,352	391,148
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		652,355
TOTAL FIXED-INCOME FUNDS (Cost $777,303)		807,586
Short-Term Funds - 6.0%

Fidelity Institutional Money Market Portfolio Institutional Class	73,944	73,944
Fidelity Short-Term Bond Fund	8,848	74,325
TOTAL SHORT-TERM FUNDS (Cost $147,496)		148,269
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,448,234)	2,485,157
NET OTHER ASSETS - 0.0%	(45)
NET ASSETS - 100%	$ 2,485,112
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $2,479,564. Net unrealized appreciation aggregated $5,593, of which $146,166 related to appreciated investment securities and $140,573 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2010

1.867274.102

RW40-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,261	$ 114,865
Fidelity Disciplined Equity Fund	5,233	116,130
Fidelity Equity-Income Fund	2,776	118,101
Fidelity Large Cap Core Enhanced Index Fund	22,690	186,285
Fidelity Series 100 Index Fund	16,634	139,561
Fidelity Series Broad Market Opportunities Fund	20,389	187,986
Fidelity Series Small Cap Opportunities Fund (a)	8,238	78,093
TOTAL DOMESTIC EQUITY FUNDS		941,021
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,514	226,007
TOTAL EQUITY FUNDS (Cost $1,124,639)		1,167,028
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	6,685	60,964
Fidelity Strategic Income Fund	5,425	60,110
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,074

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	9,031	$ 95,100
Fidelity Strategic Real Return Fund	10,889	96,582
Fidelity Total Bond Fund	26,675	287,024
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		478,706
TOTAL FIXED-INCOME FUNDS (Cost $585,222)		599,780
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	35,480	35,480
Fidelity Short-Term Bond Fund	4,246	35,664
TOTAL SHORT-TERM FUNDS (Cost $71,047)		71,144
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,780,908)	1,837,952
NET OTHER ASSETS - 0.0%	(57)
NET ASSETS - 100%	$ 1,837,895
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,832,983. Net unrealized appreciation aggregated $4,969, of which $73,722 related to appreciated investment securities and $68,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2040 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867286.102

ARW40-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.5%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,261	$ 114,865
Fidelity Disciplined Equity Fund	5,233	116,130
Fidelity Equity-Income Fund	2,776	118,101
Fidelity Large Cap Core Enhanced Index Fund	22,690	186,285
Fidelity Series 100 Index Fund	16,634	139,561
Fidelity Series Broad Market Opportunities Fund	20,389	187,986
Fidelity Series Small Cap Opportunities Fund (a)	8,238	78,093
TOTAL DOMESTIC EQUITY FUNDS		941,021
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,514	226,007
TOTAL EQUITY FUNDS (Cost $1,124,639)		1,167,028
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	6,685	60,964
Fidelity Strategic Income Fund	5,425	60,110
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,074

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	9,031	$ 95,100
Fidelity Strategic Real Return Fund	10,889	96,582
Fidelity Total Bond Fund	26,675	287,024
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		478,706
TOTAL FIXED-INCOME FUNDS (Cost $585,222)		599,780
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	35,480	35,480
Fidelity Short-Term Bond Fund	4,246	35,664
TOTAL SHORT-TERM FUNDS (Cost $71,047)		71,144
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,780,908)	1,837,952
NET OTHER ASSETS - 0.0%	(57)
NET ASSETS - 100%	$ 1,837,895
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,832,983. Net unrealized appreciation aggregated $4,969, of which $73,722 related to appreciated investment securities and $68,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2010

1.867278.102

RW42-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.4%
	Shares	Value
Domestic Equity Funds - 51.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,455	$ 228,671
Fidelity Disciplined Equity Fund	10,411	231,016
Fidelity Equity-Income Fund	5,522	234,956
Fidelity Large Cap Core Enhanced Index Fund	45,167	370,821
Fidelity Series 100 Index Fund	33,101	277,718
Fidelity Series Broad Market Opportunities Fund	40,584	374,188
Fidelity Series Small Cap Opportunities Fund (a)	16,400	155,475
TOTAL DOMESTIC EQUITY FUNDS		1,872,845
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	14,955	449,859
TOTAL EQUITY FUNDS (Cost $2,223,419)		2,322,704
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	13,592	123,961
Fidelity Strategic Income Fund	11,031	122,220
TOTAL HIGH YIELD FIXED-INCOME FUNDS		246,181

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	17,715	$ 186,539
Fidelity Strategic Real Return Fund	21,357	189,433
Fidelity Total Bond Fund	52,157	561,212
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		937,184
TOTAL FIXED-INCOME FUNDS (Cost $1,119,126)		1,183,365
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	49,703	49,703
Fidelity Short-Term Bond Fund	5,948	49,964
TOTAL SHORT-TERM FUNDS (Cost $99,114)		99,667
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,441,659)	3,605,736
NET OTHER ASSETS - 0.0%	(26)
NET ASSETS - 100%	$ 3,605,710
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $3,486,522. Net unrealized appreciation aggregated $119,214, of which $270,642 related to appreciated investment securities and $151,428 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2042 Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867291.102

ARW42-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.4%
	Shares	Value
Domestic Equity Funds - 51.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,455	$ 228,671
Fidelity Disciplined Equity Fund	10,411	231,016
Fidelity Equity-Income Fund	5,522	234,956
Fidelity Large Cap Core Enhanced Index Fund	45,167	370,821
Fidelity Series 100 Index Fund	33,101	277,718
Fidelity Series Broad Market Opportunities Fund	40,584	374,188
Fidelity Series Small Cap Opportunities Fund (a)	16,400	155,475
TOTAL DOMESTIC EQUITY FUNDS		1,872,845
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	14,955	449,859
TOTAL EQUITY FUNDS (Cost $2,223,419)		2,322,704
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	13,592	123,961
Fidelity Strategic Income Fund	11,031	122,220
TOTAL HIGH YIELD FIXED-INCOME FUNDS		246,181

	Shares	Value
Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	17,715	$ 186,539
Fidelity Strategic Real Return Fund	21,357	189,433
Fidelity Total Bond Fund	52,157	561,212
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		937,184
TOTAL FIXED-INCOME FUNDS (Cost $1,119,126)		1,183,365
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	49,703	49,703
Fidelity Short-Term Bond Fund	5,948	49,964
TOTAL SHORT-TERM FUNDS (Cost $99,114)		99,667
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,441,659)	3,605,736
NET OTHER ASSETS - 0.0%	(26)
NET ASSETS - 100%	$ 3,605,710
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $3,486,522. Net unrealized appreciation aggregated $119,214, of which $270,642 related to appreciated investment securities and $151,428 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Government
Income Fund

April 30, 2010

1.800340.106

SLM-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 85.4%
	Principal Amount (000s)	Value (000s)
Other Government Related - 11.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	$ 1,493	$ 1,522
3.125% 6/15/12 (FDIC Guaranteed) (b)	305	317
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (b)	4,660	4,701
1.875% 5/7/12 (FDIC Guaranteed) (b)	22,000	22,320
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	20,600	20,820
1.875% 11/15/12 (FDIC Guaranteed) (b)	3,800	3,843
2% 3/30/12 (FDIC Guaranteed) (b)	10,000	10,164
2.125% 7/12/12 (FDIC Guaranteed) (b)	2,384	2,431
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	15,000	15,162
2% 9/28/12 (FDIC Guaranteed) (b)	13,000	13,213
2.625% 12/28/12 (FDIC Guaranteed) (b)	4,364	4,495
3% 12/9/11 (FDIC Guaranteed) (b)	1,030	1,065
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	15,000	15,127
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (b)	1,726	1,743
3.25% 6/15/12 (FDIC Guaranteed) (b)	306	319
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (b)	2,250	2,297
2.2% 6/15/12 (FDIC Guaranteed) (b)	2,260	2,309
3.125% 12/1/11 (FDIC Guaranteed) (b)	170	176
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (b)	36,180	37,490
TOTAL OTHER GOVERNMENT RELATED		159,514
U.S. Government Agency Obligations - 7.4%
Fannie Mae 1.75% 5/7/13	31,285	31,322
Federal Home Loan Bank:
1.5% 1/16/13	5,055	5,066
1.875% 6/21/13	12,060	12,105
3.625% 10/18/13	8,395	8,873
Freddie Mac:
1.625% 4/15/13	12,000	11,980
1.75% 6/15/12	9,151	9,246
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	4,000	4,169
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,763
5.66% 9/15/11 (a)	9,000	9,551
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.685% 5/15/12	$ 3,915	$ 4,271
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	544	581
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	1,480	1,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		102,407
U.S. Treasury Obligations - 66.5%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,089
U.S. Treasury Notes:
0.75% 11/30/11	23,468	23,467
0.875% 3/31/11	9,540	9,579
0.875% 1/31/12	14,925	14,934
0.875% 2/29/12	1,120	1,120
1% 12/31/11	3,011	3,021
1.375% 2/15/12	5,637	5,689
1.375% 9/15/12	5,078	5,105
1.375% 10/15/12	39,975	40,137
1.375% 2/15/13	18,085	18,071
1.5% 10/31/10	80	80
1.5% 12/31/13	4,659	4,602
1.75% 4/15/13	63,335	63,810
1.875% 4/30/14	1,810	1,801
2.375% 8/31/14	9,290	9,377
2.375% 9/30/14	13,188	13,284
2.5% 3/31/15	78,330	78,738
2.625% 6/30/14	16,000	16,346
2.625% 4/30/16	29,640	29,311
2.75% 10/31/13	55,000	56,839
2.75% 2/15/19	2,505	2,360
3% 2/28/17	5,000	4,976
3.125% 8/31/13	19,105	20,008
3.125% 9/30/13	47,650	49,880
3.125% 10/31/16	33,540	33,789
3.125% 1/31/17	58,241	58,450
3.125% 5/15/19	26,941	26,032
3.375% 6/30/13	26,378	27,847
3.5% 2/15/18	20,117	20,433
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 8/15/19	$ 17,290	$ 17,318
3.625% 2/15/20	31,837	31,742
3.75% 11/15/18	5,261	5,374
3.875% 10/31/12	20,961	22,348
3.875% 2/15/13	30,752	32,878
3.875% 5/15/18	2,578	2,677
4% 8/15/18	22,133	23,094
4.25% 11/15/17	6,260	6,698
4.5% 5/15/17	19,369	21,130
4.625% 7/31/12	3,365	3,633
4.625% 2/15/17	14,625	16,091
4.75% 8/15/17	23,339	25,804
5.125% 6/30/11	50,000	52,674
TOTAL U.S. TREASURY OBLIGATIONS		920,636
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,173,486)		1,182,557
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 4.0%
1.989% 2/1/33 (d)	44	45
2.101% 4/1/36 (d)	552	567
2.129% 7/1/35 (d)	22	23
2.24% 4/1/36 (d)	117	120
2.285% 12/1/34 (d)	58	59
2.305% 10/1/33 (d)	19	20
2.382% 3/1/35 (d)	37	38
2.714% 3/1/35 (d)	8	8
2.73% 11/1/33 (d)	118	123
2.742% 7/1/36 (d)	185	193
2.787% 8/1/35 (d)	1,203	1,261
2.799% 10/1/33 (d)	40	42
2.938% 7/1/35 (d)	1,273	1,329
3.018% 1/1/35 (d)	211	220
3.131% 10/1/35 (d)	84	87
3.161% 3/1/33 (d)	116	121
3.169% 3/1/35 (d)	28	30
3.189% 2/1/34 (d)	14	15
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.242% 2/1/35 (d)	$ 2,286	$ 2,381
3.251% 7/1/35 (d)	55	58
3.266% 9/1/34 (d)	395	411
3.332% 5/1/34 (d)	396	412
3.347% 7/1/35 (d)	607	625
3.35% 7/1/35 (d)	886	926
3.358% 7/1/34 (d)	27	28
3.361% 1/1/40 (d)	14,818	15,194
3.384% 7/1/35 (d)	200	209
3.388% 10/1/35 (d)	902	940
3.406% 2/1/37 (d)	1,144	1,206
3.411% 11/1/36 (d)	293	306
3.454% 7/1/35 (d)	299	308
3.47% 4/1/35 (d)	580	608
3.526% 4/1/36 (d)	350	368
3.538% 2/1/37 (d)	707	741
3.546% 2/1/40 (d)	11,821	12,213
3.722% 11/1/36 (d)	290	304
3.763% 11/1/35 (d)	952	996
3.785% 2/1/36 (d)	644	675
3.893% 9/1/36 (d)	311	327
3.967% 6/1/47 (d)	147	155
4% 9/1/13	218	223
4.133% 9/1/35 (d)	327	343
4.156% 8/1/35 (d)	654	690
4.278% 6/1/36 (d)	45	47
4.294% 10/1/37 (d)	374	392
4.316% 2/1/36 (d)	719	749
4.617% 11/1/35 (d)	314	329
4.718% 10/1/35 (d)	325	339
4.778% 7/1/35 (d)	267	280
5% 2/1/16 to 4/1/22	315	333
5.036% 2/1/34 (d)	361	381
5.5% 7/1/11 to 4/1/16	231	238
5.548% 2/1/36 (d)	126	131
5.571% 4/1/36 (d)	661	691
5.845% 5/1/36 (d)	163	171
5.996% 4/1/36 (d)	2,214	2,310
6% 5/1/12 to 10/1/16	120	128
6% 5/1/40 (c)	2,000	2,135
6.213% 3/1/37 (d)	103	110
6.5% 6/1/16 to 7/1/32	1,175	1,273
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 3/1/12 to 9/1/14	$ 107	$ 112
9% 2/1/13	18	19
10.25% 10/1/18	3	4
11% 6/1/11 to 1/1/16	22	24
11.25% 5/1/14 to 1/1/16	30	34
11.5% 9/1/11 to 6/15/19	56	61
12.25% 8/1/13	2	2
12.5% 9/1/12 to 7/1/16	84	96
12.75% 10/1/11 to 4/1/12	12	12
13% 7/1/13 to 10/1/14	31	36
13.25% 9/1/11	16	17
13.5% 11/1/14 to 12/1/14	10	11
15% 4/1/12	1	1
		55,414
Freddie Mac - 0.9%
2.142% 3/1/35 (d)	140	143
2.421% 3/1/37 (d)	528	540
2.556% 7/1/35 (d)	1,118	1,152
2.66% 12/1/33 (d)	511	534
2.677% 6/1/33 (d)	243	252
2.731% 4/1/34 (d)	903	943
2.879% 11/1/35 (d)	320	334
2.996% 5/1/35 (d)	480	502
3.306% 1/1/35 (d)	626	658
3.394% 10/1/35 (d)	312	323
3.395% 7/1/35 (d)	266	278
3.422% 4/1/37 (d)	93	98
3.623% 3/1/33 (d)	7	7
3.652% 3/1/37 (d)	93	96
3.841% 10/1/36 (d)	313	326
3.938% 6/1/35 (d)	81	85
3.981% 12/1/36 (d)	1,252	1,315
4.744% 5/1/37 (d)	85	89
4.778% 2/1/36 (d)	65	68
5.086% 7/1/35 (d)	201	212
5.256% 2/1/36 (d)	27	28
5.266% 5/1/37 (d)	500	521
5.451% 1/1/36 (d)	287	300
5.514% 1/1/36 (d)	249	259
5.547% 3/1/36 (d)	883	919
5.588% 10/1/35 (d)	43	45
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.716% 5/1/37 (d)	$ 799	$ 835
5.752% 5/1/37 (d)	83	84
5.858% 6/1/37 (d)	231	237
6.009% 6/1/37 (d)	27	28
6.068% 7/1/36 (d)	117	123
6.233% 8/1/37 (d)	202	216
6.455% 2/1/37 (d)	71	75
6.5% 12/1/21	505	544
7.22% 4/1/37 (d)	4	4
9% 7/1/16	20	22
9.5% 7/1/16 to 8/1/21	156	175
10% 4/1/15 to 3/1/21	274	311
10.5% 11/1/20 to 1/1/21	3	4
11% 9/1/20	12	14
11.25% 6/1/14	34	38
11.5% 10/1/15 to 1/1/16	25	28
12% 2/1/13 to 11/1/19	32	36
12.25% 11/1/13 to 8/1/15	23	26
12.5% 8/1/10 to 6/1/19	223	252
13% 11/1/12 to 5/1/17	34	38
13.5% 11/1/10 to 8/1/11	5	5
14% 11/1/12 to 4/1/16	3	3
		13,125
Government National Mortgage Association - 4.0%
5.5% 1/20/60 to 5/1/60 (e)	49,754	54,371
8% 12/15/23	262	288
8.5% 6/15/16 to 2/15/17	3	4
10.5% 9/15/15 to 10/15/21	407	478
11% 5/20/16 to 1/20/21	31	37
12.5% 12/15/10	0 *	0 *
13% 1/15/11 to 10/15/13	14	15
13.25% 8/15/14	6	7
13.5% 12/15/14	1	2
14% 6/15/11	2	2
		55,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $121,593)		123,743
Collateralized Mortgage Obligations - 2.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 1994-42 Class FK, 3.29% 4/25/24 (d)	$ 2,184	$ 2,162
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	51	57
Series 2003-28 Class KG, 5.5% 4/25/23	725	776
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2425% 8/25/31 (d)	404	413
Series 2002-60 Class FV, 1.2625% 4/25/32 (d)	142	145
Series 2002-74 Class FV, 0.7125% 11/25/32 (d)	2,301	2,314
Series 2002-75 Class FA, 1.2625% 11/25/32 (d)	290	297
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	738	791
Series 2002-9 Class PC, 6% 3/25/17	54	58
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,515
Series 2004-80 Class LD, 4% 1/25/19	980	1,025
Series 2004-81 Class KD, 4.5% 7/25/18	1,315	1,405
Series 2005-52 Class PB, 6.5% 12/25/34	751	807
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	214	229
Series 2002-57 Class BD, 5.5% 9/25/17	191	205
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,180
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6544% 11/15/32 (d)	493	494
Series 2630 Class FL, 0.7544% 6/15/18 (d)	58	59
Series 2925 Class CQ, 0% 1/15/35 (d)	71	60
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	219	234
Series 2376 Class JE, 5.5% 11/15/16	208	224
Series 2381 Class OG, 5.5% 11/15/16	148	159
Series 2425 Class JH, 6% 3/15/17	263	283
Series 2628 Class OE, 4.5% 6/15/18	705	753
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,959
Series 2695 Class DG, 4% 10/15/18	1,635	1,710
Series 2802 Class OB, 6% 5/15/34	1,355	1,487
Series 2810 Class PD, 6% 6/15/33	1,095	1,170
Series 2831 Class PB, 5% 7/15/19	1,975	2,115
Series 2866 Class XE, 4% 12/15/18	2,895	3,033
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	$ 1,540	$ 1,664
Series 2570 Class CU, 4.5% 7/15/17	88	91
Series 2572 Class HK, 4% 2/15/17	103	105
Series 2729 Class GB, 5% 1/15/19	1,000	1,067
Series 2860 Class CP, 4% 10/15/17	69	70
Series 2998 Class LY, 5.5% 7/15/25	295	315
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,202
Series 3013 Class VJ, 5% 1/15/14	1,224	1,291
Series 2715 Class NG, 4.5% 12/15/18	890	956
Series 2769 Class BU, 5% 3/15/34	175	170
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,924)		40,050
Cash Equivalents - 3.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) # (Cost $53,038)	$ 53,039	53,038
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,386,041)		1,399,388
NET OTHER ASSETS - (1.0)%		(14,341)
NET ASSETS - 100%		$ 1,385,047
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,551,000 or 0.7% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $159,514,000 or 11.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$53,038,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 3,947
Bank of America, NA	9,209
Citigroup Global Markets, Inc.	3,947
Credit Suisse Securities (USA) LLC	3,947
Deutsche Bank Securities, Inc.	3,947
ING Financial Markets LLC	1,316
J.P. Morgan Securities, Inc.	2,759
Merrill Lynch Government Securities, Inc.	2,631
Mizuho Securities USA, Inc.	5,921
RBS Securities, Inc.	3,947
Societe Generale, New York Branch	3,178
UBS Securities LLC	1,316
Wachovia Bank NA	5,263
Wachovia Capital Markets LLC	1,710
$ 53,038
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 696
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	58
Cost of Purchases	-
Proceeds of Sales	(754)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,386,030,000. Net unrealized appreciation aggregated $13,358,000, of which $17,206,000 related to appreciated investment securities and $3,848,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

April 30, 2010

1.800362.106

ULB-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp. 4.875% 6/15/10	$ 1,581,000	$ 1,587,604
Media - 0.8%
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,000,000	1,041,461
Comcast Corp. 5.45% 11/15/10	1,000,000	1,022,627
		2,064,088
TOTAL CONSUMER DISCRETIONARY		3,651,692
CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 1.0149% 3/26/13 (b)(d)	2,000,000	2,002,094
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,118,182
Household Products - 0.4%
Procter & Gamble International Funding SCA 0.2588% 5/7/10 (d)	1,000,000	999,996
TOTAL CONSUMER STAPLES		5,120,272
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,006,890
FINANCIALS - 12.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc. 0.6915% 10/7/11 (d)	1,000,000	991,458
JPMorgan Chase & Co. 0.9019% 2/26/13 (d)	2,000,000	2,005,430
UBS AG Stamford Branch 1.3519% 2/23/12 (d)	1,500,000	1,509,375
		4,506,263
Commercial Banks - 6.3%
Commonwealth Bank of Australia 0.821% 3/19/13 (b)(d)	1,500,000	1,502,399
Credit Agricole SA 0.5991% 2/2/12 (b)(d)	2,000,000	1,998,962
ING Bank NV 0.9278% 1/13/12 (b)(d)	2,000,000	1,995,632
National Australia Bank Ltd. 0.7749% 1/8/13 (b)(d)	1,000,000	1,000,629
Royal Bank of Scotland PLC 0.5119% 3/30/12 (b)(d)	2,000,000	2,001,356
Santander US Debt SA Unipersonal 1.0888% 3/30/12 (b)(d)	800,000	800,974
Sovereign Bank 1.9588% 8/1/13 (d)	500,000	493,637
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Svenska Handelsbanken AB 1.257% 9/14/12 (b)(d)	$ 2,000,000	$ 2,013,860
Wachovia Corp. 0.4019% 3/1/12 (d)	2,000,000	1,985,542
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	1,500,000	1,513,785
Westpac Banking Corp. 0.8449% 4/8/13 (b)(d)	1,000,000	1,000,489
		16,307,265
Consumer Finance - 1.1%
American Express Credit Corp. 1.6644% 5/27/10 (d)	1,000,000	1,000,745
General Electric Capital Corp. 0.32% 8/15/11 (d)	1,882,000	1,875,586
		2,876,331
Diversified Financial Services - 0.4%
Citigroup, Inc. 5.125% 2/14/11	1,100,000	1,127,067
Insurance - 1.9%
Berkshire Hathaway Finance Corp. 0.4228% 1/13/12 (d)	2,000,000	2,000,486
Marsh & McLennan Companies, Inc. 5.15% 9/15/10	1,484,000	1,504,746
Metropolitan Life Global Funding I 1.0335% 6/25/10 (b)(d)	1,500,000	1,501,434
		5,006,666
Real Estate Management & Development - 0.5%
Simon Property Group LP:
4.6% 6/15/10	525,000	526,998
4.875% 8/15/10	735,000	740,906
		1,267,904
TOTAL FINANCIALS		31,091,496
HEALTH CARE - 2.4%
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,045,536
WellPoint, Inc. 5% 1/15/11	1,000,000	1,027,928
		3,073,464
Pharmaceuticals - 1.2%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,026,614
Pfizer, Inc. 2.207% 3/15/11 (d)	1,000,000	1,017,400
		3,044,014
TOTAL HEALTH CARE		6,117,478
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	$ 2,000,000	$ 2,020,854
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,040,286
TOTAL INDUSTRIALS		4,061,140
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	289,706
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.4%
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,094,288
Telecom Italia Capital SA 4.875% 10/1/10	2,000,000	2,029,176
Verizon Global Funding Corp. 7.25% 12/1/10	2,000,000	2,076,358
		6,199,822
Wireless Telecommunication Services - 1.0%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	702,903
Vodafone Group PLC 0.5319% 2/27/12 (d)	2,000,000	1,999,312
		2,702,215
TOTAL TELECOMMUNICATION SERVICES		8,902,037
UTILITIES - 1.1%
Electric Utilities - 1.1%
Pacific Gas & Electric Co. 1.2043% 6/10/10 (d)	1,000,000	1,000,878
Pepco Holdings, Inc. 4% 5/15/10	500,000	500,170
Southern Co. 0.7053% 10/21/11 (d)	1,500,000	1,507,002
		3,008,050
TOTAL NONCONVERTIBLE BONDS (Cost $63,100,891)		63,248,761
U.S. Government and Government Agency Obligations - 25.0%

Other Government Related - 3.3%
Bank of America Corp. 0.6378% 4/30/12 (FDIC Guaranteed) (c)(d)	1,500,000	1,509,410
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (c)	690,000	696,011
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (c)	$ 470,000	$ 472,964
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (c)	870,000	879,372
Goldman Sachs Group, Inc.:
0.4997% 11/9/11 (FDIC Guaranteed) (c)(d)	2,000,000	2,007,860
1.7% 3/15/11 (FDIC Guaranteed) (c)	1,000,000	1,009,964
JPMorgan Chase & Co. 0.3319% 2/23/11 (FDIC Guaranteed) (c)(d)	2,000,000	2,001,806
TOTAL OTHER GOVERNMENT RELATED		8,577,387
U.S. Government Agency Obligations - 17.8%
Freddie Mac:
0% 12/14/10	20,000,000	19,962,500
1.625% 4/26/11	26,000,000	26,267,825
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		46,230,325
U.S. Treasury Obligations - 3.9%
U.S. Treasury Notes 0.875% 5/31/11	10,000,000	10,042,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,714,615)		64,849,902
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 4.4%
2.24% 4/1/36 (d)	335,978	345,821
2.697% 12/1/34 (d)	777,658	814,851
2.725% 6/1/35 (d)	1,446,368	1,511,082
2.835% 11/1/34 (d)	206,661	217,046
2.938% 7/1/35 (d)	1,065,704	1,112,693
2.958% 2/1/34 (d)	501,883	520,920
3.098% 11/1/34 (d)	760,084	793,277
3.118% 10/1/35 (d)	1,531,216	1,595,870
3.274% 7/1/34 (d)	599,115	627,636
3.285% 8/1/33 (d)	167,329	174,252
3.347% 7/1/35 (d)	776,111	799,083
3.441% 3/1/37 (d)	741,203	774,365
3.543% 7/1/33 (d)	177,357	185,538
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.636% 6/1/35 (d)	$ 616,057	$ 642,604
3.776% 10/1/39 (d)	1,132,953	1,173,108
TOTAL FANNIE MAE		11,288,146
Freddie Mac - 1.6%
3.07% 4/1/35 (d)	1,425,417	1,489,646
3.41% 3/1/35 (d)	699,524	735,236
3.938% 6/1/35 (d)	1,074,787	1,126,501
4.723% 11/1/35 (d)	766,176	806,821
TOTAL FREDDIE MAC		4,158,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,157,142)		15,446,350
Asset-Backed Securities - 17.8%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0125% 2/25/34 (d)	19,042	18,044
Series 2006-HE2 Class M3, 0.6025% 5/25/36 (d)	80,935	2,107
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (b)	2,000,000	2,005,194
Series 2009-B Class A2, 1.21% 6/15/12 (b)	2,000,000	2,004,349
Ally Master Owner Trust Series 2010-1 Class A, 1.98% 1/15/15 (b)(d)	700,000	703,367
Bank of America Auto Trust Series 2009-2A Class A2, 1.16% 2/15/12 (b)	2,000,000	2,003,881
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,051,122
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,016,175
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class B, 5.52% 3/15/11	30,927	30,961
Series 2007-SN2 Class A4, 1.2844% 5/16/11 (b)(d)	1,030,470	1,031,816
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5444% 7/15/13 (d)	160,000	160,024
Series 2003-B5 Class B5, 4.79% 8/15/13	1,000,000	1,015,202
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	102,839
Series 2009-A1 Class A1, 1.3544% 4/15/13 (d)	100,000	100,097
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,536,949
Asset-Backed Securities - continued
	Principal Amount	Value
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	$ 2,000,000	$ 2,001,897
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4356% 5/20/17 (b)(d)	160,712	143,798
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	340,000	349,291
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,037,676
Series 2008-9 Class A, 4.26% 5/15/13	100,000	103,522
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	793,112
Series 2009-A6 Class A6, 1.1044% 7/16/12 (d)	2,000,000	2,003,186
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (b)	500,000	499,523
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	209,485
Series 2007-B6 Class B6, 5% 11/8/12	300,000	305,230
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	500,000	502,133
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4468% 5/28/35 (d)	80,751	71,780
Class AB3, 0.585% 5/28/35 (d)	32,052	28,484
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (b)	1,480,948	1,486,706
Series 2010-A Class A2, 1.04% 3/15/13 (b)	1,000,000	999,598
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	74,815	75,066
Series 2009-D:
Class A2, 1.21% 1/15/12	2,000,000	2,003,894
Class A3, 2.17% 10/15/13	100,000	101,395
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,000,590
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.9044% 12/15/14 (b)(d)	490,000	495,480
Fremont Home Loan Trust Series 2005-A Class M4, 0.9425% 1/25/35 (d)	125,000	17,123
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,012,185
GSAMP Trust Series 2007-HE1 Class M1, 0.5125% 3/25/47 (d)	335,000	17,844
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3425% 5/25/30 (b)(d)	650,741	162,685
Home Equity Asset Trust Series 2003-5 Class A2, 0.9625% 12/25/33 (d)	10,566	6,691
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	143,818	144,400
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust: - continued
Series 2009-3 Class A2, 1.5% 8/15/11	$ 972,373	$ 975,042
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	2,000,000	2,004,655
Class A3, 2.03% 8/15/13	130,000	131,763
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	2,000,000	2,001,143
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (b)	1,000,000	1,002,970
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	2,000,000	2,002,604
Class A3, 1.67% 1/15/14	180,000	181,653
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7325% 8/25/35 (d)	35,129	28,542
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6025% 8/25/34 (d)	65,756	52,069
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	106,294	106,576
Series 2009-B:
Class A2, 1% 9/15/11	2,000,000	2,001,913
Class A3, 2.07% 1/15/15	200,000	202,471
Ocala Funding LLC Series 2006-1A Class A, 1.6556% 3/20/11 (a)(b)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.7125% 9/25/34 (d)	435,000	61,858
Series 2004-WWF1 Class M4, 1.3625% 1/25/35 (d)	945,000	131,375
Series 2005-WCH1 Class M3, 0.8225% 1/25/35 (d)	425,000	183,550
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0625% 4/25/33 (d)	1,451	1,196
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1225% 9/25/34 (d)	21,802	16,407
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	636,180	639,987
Class A3, 3.41% 4/16/12	1,000,000	1,024,905
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	1,390,000	1,416,542
Series 2007-A5A Class A5, 1.0044% 10/15/14 (b)(d)	250,000	250,208
TOTAL ASSET-BACKED SECURITIES (Cost $49,290,638)		46,129,380
Collateralized Mortgage Obligations - 2.3%
	Principal Amount	Value
Private Sponsor - 0.5%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3844% 10/18/54 (b)(d)	$ 406,061	$ 403,505
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5925% 12/20/34 (d)	311,235	227,799
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4461% 9/25/36 (d)	1,000,000	565,042
TOTAL PRIVATE SPONSOR		1,196,346
U.S. Government Agency - 1.8%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer:
Series 2003-129 Class GF, 0.6625% 4/25/30 (d)	2,055,060	2,061,967
Series 2004-9 Class AB, 4% 7/25/17	758,435	783,443
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2849 Class AB, 4.5% 5/15/18	1,004,161	1,040,067
Series 2895 Class EJ, 4% 8/15/17	718,706	742,887
TOTAL U.S. GOVERNMENT AGENCY		4,628,364
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,325,339)		5,824,710
Commercial Mortgage Securities - 1.8%

First Union National Bank-Bank of America Commercial Mortgage Trust sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	915,158	929,781
GS Mortgage Securities Corp. II Series 2001-LIBA:
Class C, 6.733% 2/14/16 (b)	1,200,000	1,252,926
Class E, 6.733% 2/14/16 (b)	1,000,000	1,044,105
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.455% 7/15/19 (b)(d)	570,000	78,375
Series 2007-XLFA Class B, 0.385% 10/15/20 (b)(d)	440,000	233,200
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	525,655	525,822
Series 2007-XLC1:
Class C, 0.855% 7/17/17 (b)(d)	803,413	20,085
Class D, 0.955% 7/17/17 (b)(d)	378,077	9,452
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class E, 1.055% 7/17/17 (b)(d)	$ 305,370	$ 7,634
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3513% 4/4/27 (d)	597,820	597,961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,874,244)		4,699,341
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4006% 11/19/12 (d) (Cost $2,000,000)	2,000,000	2,001,960
Certificates of Deposit - 3.1%

BNP Paribas SA euro 0.3025% 8/31/10	2,000,000	1,999,402
Credit Industriel et Commercial euro 0.39% 6/4/10	2,000,000	2,000,213
Deutsche Bank New York Branch yankee 0.6044% 1/19/12 (d)	2,000,000	1,997,212
UniCredit SpA euro 0.3% 6/7/10	2,000,000	1,999,957
TOTAL CERTIFICATES OF DEPOSIT (Cost $7,999,674)		7,996,784
Commercial Paper - 2.3%

Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	2,000,000	1,999,675
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.31% 7/9/10	2,000,000	1,998,806
Nationwide Building Society yankee 0.25% 5/21/10	2,000,000	1,999,732
TOTAL COMMERCIAL PAPER (Cost $5,997,599)		5,998,213
Cash Equivalents - 15.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) # (Cost $40,179,000)	40,179,678	$ 40,179,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $261,639,142)		256,374,401
NET OTHER ASSETS - 1.0%		2,641,314
NET ASSETS - 100%		$ 259,015,715
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,953,265 or 13.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,577,387 or 3.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,179,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 2,989,730
Bank of America, NA	6,976,914
Citigroup Global Markets, Inc.	2,990,107
Credit Suisse Securities (USA) LLC	2,990,107
Deutsche Bank Securities, Inc.	2,990,107
ING Financial Markets LLC	996,702
J.P. Morgan Securities, Inc.	2,089,764
Merrill Lynch Government Securities, Inc.	1,993,404
Mizuho Securities USA, Inc.	4,485,160
RBS Securities, Inc.	2,990,107
Societe Generale, New York Branch	2,407,674
UBS Securities LLC	996,702
Wachovia Bank NA	3,986,809
Wachovia Capital Markets LLC	1,295,713
$ 40,179,000
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 63,248,761	$ -	$ 63,248,761	$ -
U.S. Government and Government Agency Obligations	64,849,902	-	64,849,902	-
U.S. Government Agency - Mortgage Securities	15,446,350	-	15,446,350	-
Asset-Backed Securities	46,129,380	-	45,327,163	802,217
Collateralized Mortgage Obligations	5,824,710	-	5,824,710	-
Commercial Mortgage Securities	4,699,341	-	4,662,170	37,171
Foreign Government and Government Agency Obligations	2,001,960	-	2,001,960	-
Certificates of Deposit	7,996,784	-	7,996,784	-
Commercial Paper	5,998,213	-	5,998,213	-
Cash Equivalents	40,179,000	-	40,179,000	-
Total Investments in Securities:	$ 256,374,401	$ -	$ 255,535,013	$ 839,388
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(5,220,168)
Total Unrealized Gain (Loss)	5,290,789
Cost of Purchases	-
Proceeds of Sales	(661,298)
Amortization/Accretion	(16,165)
Transfers in to Level 3	-
Transfers out of Level 3	(110,008)
Ending Balance	$ 839,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 67,417

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $261,632,485. Net unrealized depreciation aggregated $5,258,084, of which $775,346 related to appreciated investment securities and $6,033,430 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations, commercial paper, and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

April 30, 2010

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.816726.105

AUSB-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp. 4.875% 6/15/10	$ 1,581,000	$ 1,587,604
Media - 0.8%
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,000,000	1,041,461
Comcast Corp. 5.45% 11/15/10	1,000,000	1,022,627
		2,064,088
TOTAL CONSUMER DISCRETIONARY		3,651,692
CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 1.0149% 3/26/13 (b)(d)	2,000,000	2,002,094
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,118,182
Household Products - 0.4%
Procter & Gamble International Funding SCA 0.2588% 5/7/10 (d)	1,000,000	999,996
TOTAL CONSUMER STAPLES		5,120,272
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,006,890
FINANCIALS - 12.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc. 0.6915% 10/7/11 (d)	1,000,000	991,458
JPMorgan Chase & Co. 0.9019% 2/26/13 (d)	2,000,000	2,005,430
UBS AG Stamford Branch 1.3519% 2/23/12 (d)	1,500,000	1,509,375
		4,506,263
Commercial Banks - 6.3%
Commonwealth Bank of Australia 0.821% 3/19/13 (b)(d)	1,500,000	1,502,399
Credit Agricole SA 0.5991% 2/2/12 (b)(d)	2,000,000	1,998,962
ING Bank NV 0.9278% 1/13/12 (b)(d)	2,000,000	1,995,632
National Australia Bank Ltd. 0.7749% 1/8/13 (b)(d)	1,000,000	1,000,629
Royal Bank of Scotland PLC 0.5119% 3/30/12 (b)(d)	2,000,000	2,001,356
Santander US Debt SA Unipersonal 1.0888% 3/30/12 (b)(d)	800,000	800,974
Sovereign Bank 1.9588% 8/1/13 (d)	500,000	493,637
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Svenska Handelsbanken AB 1.257% 9/14/12 (b)(d)	$ 2,000,000	$ 2,013,860
Wachovia Corp. 0.4019% 3/1/12 (d)	2,000,000	1,985,542
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	1,500,000	1,513,785
Westpac Banking Corp. 0.8449% 4/8/13 (b)(d)	1,000,000	1,000,489
		16,307,265
Consumer Finance - 1.1%
American Express Credit Corp. 1.6644% 5/27/10 (d)	1,000,000	1,000,745
General Electric Capital Corp. 0.32% 8/15/11 (d)	1,882,000	1,875,586
		2,876,331
Diversified Financial Services - 0.4%
Citigroup, Inc. 5.125% 2/14/11	1,100,000	1,127,067
Insurance - 1.9%
Berkshire Hathaway Finance Corp. 0.4228% 1/13/12 (d)	2,000,000	2,000,486
Marsh & McLennan Companies, Inc. 5.15% 9/15/10	1,484,000	1,504,746
Metropolitan Life Global Funding I 1.0335% 6/25/10 (b)(d)	1,500,000	1,501,434
		5,006,666
Real Estate Management & Development - 0.5%
Simon Property Group LP:
4.6% 6/15/10	525,000	526,998
4.875% 8/15/10	735,000	740,906
		1,267,904
TOTAL FINANCIALS		31,091,496
HEALTH CARE - 2.4%
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,045,536
WellPoint, Inc. 5% 1/15/11	1,000,000	1,027,928
		3,073,464
Pharmaceuticals - 1.2%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,026,614
Pfizer, Inc. 2.207% 3/15/11 (d)	1,000,000	1,017,400
		3,044,014
TOTAL HEALTH CARE		6,117,478
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	$ 2,000,000	$ 2,020,854
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,040,286
TOTAL INDUSTRIALS		4,061,140
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	289,706
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.4%
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,094,288
Telecom Italia Capital SA 4.875% 10/1/10	2,000,000	2,029,176
Verizon Global Funding Corp. 7.25% 12/1/10	2,000,000	2,076,358
		6,199,822
Wireless Telecommunication Services - 1.0%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	702,903
Vodafone Group PLC 0.5319% 2/27/12 (d)	2,000,000	1,999,312
		2,702,215
TOTAL TELECOMMUNICATION SERVICES		8,902,037
UTILITIES - 1.1%
Electric Utilities - 1.1%
Pacific Gas & Electric Co. 1.2043% 6/10/10 (d)	1,000,000	1,000,878
Pepco Holdings, Inc. 4% 5/15/10	500,000	500,170
Southern Co. 0.7053% 10/21/11 (d)	1,500,000	1,507,002
		3,008,050
TOTAL NONCONVERTIBLE BONDS (Cost $63,100,891)		63,248,761
U.S. Government and Government Agency Obligations - 25.0%

Other Government Related - 3.3%
Bank of America Corp. 0.6378% 4/30/12 (FDIC Guaranteed) (c)(d)	1,500,000	1,509,410
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (c)	690,000	696,011
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (c)	$ 470,000	$ 472,964
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (c)	870,000	879,372
Goldman Sachs Group, Inc.:
0.4997% 11/9/11 (FDIC Guaranteed) (c)(d)	2,000,000	2,007,860
1.7% 3/15/11 (FDIC Guaranteed) (c)	1,000,000	1,009,964
JPMorgan Chase & Co. 0.3319% 2/23/11 (FDIC Guaranteed) (c)(d)	2,000,000	2,001,806
TOTAL OTHER GOVERNMENT RELATED		8,577,387
U.S. Government Agency Obligations - 17.8%
Freddie Mac:
0% 12/14/10	20,000,000	19,962,500
1.625% 4/26/11	26,000,000	26,267,825
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		46,230,325
U.S. Treasury Obligations - 3.9%
U.S. Treasury Notes 0.875% 5/31/11	10,000,000	10,042,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,714,615)		64,849,902
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 4.4%
2.24% 4/1/36 (d)	335,978	345,821
2.697% 12/1/34 (d)	777,658	814,851
2.725% 6/1/35 (d)	1,446,368	1,511,082
2.835% 11/1/34 (d)	206,661	217,046
2.938% 7/1/35 (d)	1,065,704	1,112,693
2.958% 2/1/34 (d)	501,883	520,920
3.098% 11/1/34 (d)	760,084	793,277
3.118% 10/1/35 (d)	1,531,216	1,595,870
3.274% 7/1/34 (d)	599,115	627,636
3.285% 8/1/33 (d)	167,329	174,252
3.347% 7/1/35 (d)	776,111	799,083
3.441% 3/1/37 (d)	741,203	774,365
3.543% 7/1/33 (d)	177,357	185,538
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.636% 6/1/35 (d)	$ 616,057	$ 642,604
3.776% 10/1/39 (d)	1,132,953	1,173,108
TOTAL FANNIE MAE		11,288,146
Freddie Mac - 1.6%
3.07% 4/1/35 (d)	1,425,417	1,489,646
3.41% 3/1/35 (d)	699,524	735,236
3.938% 6/1/35 (d)	1,074,787	1,126,501
4.723% 11/1/35 (d)	766,176	806,821
TOTAL FREDDIE MAC		4,158,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,157,142)		15,446,350
Asset-Backed Securities - 17.8%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0125% 2/25/34 (d)	19,042	18,044
Series 2006-HE2 Class M3, 0.6025% 5/25/36 (d)	80,935	2,107
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (b)	2,000,000	2,005,194
Series 2009-B Class A2, 1.21% 6/15/12 (b)	2,000,000	2,004,349
Ally Master Owner Trust Series 2010-1 Class A, 1.98% 1/15/15 (b)(d)	700,000	703,367
Bank of America Auto Trust Series 2009-2A Class A2, 1.16% 2/15/12 (b)	2,000,000	2,003,881
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,051,122
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,016,175
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class B, 5.52% 3/15/11	30,927	30,961
Series 2007-SN2 Class A4, 1.2844% 5/16/11 (b)(d)	1,030,470	1,031,816
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5444% 7/15/13 (d)	160,000	160,024
Series 2003-B5 Class B5, 4.79% 8/15/13	1,000,000	1,015,202
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	102,839
Series 2009-A1 Class A1, 1.3544% 4/15/13 (d)	100,000	100,097
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,536,949
Asset-Backed Securities - continued
	Principal Amount	Value
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	$ 2,000,000	$ 2,001,897
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4356% 5/20/17 (b)(d)	160,712	143,798
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	340,000	349,291
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,037,676
Series 2008-9 Class A, 4.26% 5/15/13	100,000	103,522
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	793,112
Series 2009-A6 Class A6, 1.1044% 7/16/12 (d)	2,000,000	2,003,186
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (b)	500,000	499,523
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	209,485
Series 2007-B6 Class B6, 5% 11/8/12	300,000	305,230
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	500,000	502,133
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4468% 5/28/35 (d)	80,751	71,780
Class AB3, 0.585% 5/28/35 (d)	32,052	28,484
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (b)	1,480,948	1,486,706
Series 2010-A Class A2, 1.04% 3/15/13 (b)	1,000,000	999,598
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	74,815	75,066
Series 2009-D:
Class A2, 1.21% 1/15/12	2,000,000	2,003,894
Class A3, 2.17% 10/15/13	100,000	101,395
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,000,590
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.9044% 12/15/14 (b)(d)	490,000	495,480
Fremont Home Loan Trust Series 2005-A Class M4, 0.9425% 1/25/35 (d)	125,000	17,123
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,012,185
GSAMP Trust Series 2007-HE1 Class M1, 0.5125% 3/25/47 (d)	335,000	17,844
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3425% 5/25/30 (b)(d)	650,741	162,685
Home Equity Asset Trust Series 2003-5 Class A2, 0.9625% 12/25/33 (d)	10,566	6,691
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	143,818	144,400
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust: - continued
Series 2009-3 Class A2, 1.5% 8/15/11	$ 972,373	$ 975,042
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	2,000,000	2,004,655
Class A3, 2.03% 8/15/13	130,000	131,763
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	2,000,000	2,001,143
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (b)	1,000,000	1,002,970
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	2,000,000	2,002,604
Class A3, 1.67% 1/15/14	180,000	181,653
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7325% 8/25/35 (d)	35,129	28,542
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6025% 8/25/34 (d)	65,756	52,069
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	106,294	106,576
Series 2009-B:
Class A2, 1% 9/15/11	2,000,000	2,001,913
Class A3, 2.07% 1/15/15	200,000	202,471
Ocala Funding LLC Series 2006-1A Class A, 1.6556% 3/20/11 (a)(b)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.7125% 9/25/34 (d)	435,000	61,858
Series 2004-WWF1 Class M4, 1.3625% 1/25/35 (d)	945,000	131,375
Series 2005-WCH1 Class M3, 0.8225% 1/25/35 (d)	425,000	183,550
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0625% 4/25/33 (d)	1,451	1,196
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1225% 9/25/34 (d)	21,802	16,407
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	636,180	639,987
Class A3, 3.41% 4/16/12	1,000,000	1,024,905
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	1,390,000	1,416,542
Series 2007-A5A Class A5, 1.0044% 10/15/14 (b)(d)	250,000	250,208
TOTAL ASSET-BACKED SECURITIES (Cost $49,290,638)		46,129,380
Collateralized Mortgage Obligations - 2.3%
	Principal Amount	Value
Private Sponsor - 0.5%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3844% 10/18/54 (b)(d)	$ 406,061	$ 403,505
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5925% 12/20/34 (d)	311,235	227,799
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4461% 9/25/36 (d)	1,000,000	565,042
TOTAL PRIVATE SPONSOR		1,196,346
U.S. Government Agency - 1.8%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer:
Series 2003-129 Class GF, 0.6625% 4/25/30 (d)	2,055,060	2,061,967
Series 2004-9 Class AB, 4% 7/25/17	758,435	783,443
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2849 Class AB, 4.5% 5/15/18	1,004,161	1,040,067
Series 2895 Class EJ, 4% 8/15/17	718,706	742,887
TOTAL U.S. GOVERNMENT AGENCY		4,628,364
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,325,339)		5,824,710
Commercial Mortgage Securities - 1.8%

First Union National Bank-Bank of America Commercial Mortgage Trust sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	915,158	929,781
GS Mortgage Securities Corp. II Series 2001-LIBA:
Class C, 6.733% 2/14/16 (b)	1,200,000	1,252,926
Class E, 6.733% 2/14/16 (b)	1,000,000	1,044,105
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.455% 7/15/19 (b)(d)	570,000	78,375
Series 2007-XLFA Class B, 0.385% 10/15/20 (b)(d)	440,000	233,200
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	525,655	525,822
Series 2007-XLC1:
Class C, 0.855% 7/17/17 (b)(d)	803,413	20,085
Class D, 0.955% 7/17/17 (b)(d)	378,077	9,452
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class E, 1.055% 7/17/17 (b)(d)	$ 305,370	$ 7,634
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3513% 4/4/27 (d)	597,820	597,961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,874,244)		4,699,341
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4006% 11/19/12 (d) (Cost $2,000,000)	2,000,000	2,001,960
Certificates of Deposit - 3.1%

BNP Paribas SA euro 0.3025% 8/31/10	2,000,000	1,999,402
Credit Industriel et Commercial euro 0.39% 6/4/10	2,000,000	2,000,213
Deutsche Bank New York Branch yankee 0.6044% 1/19/12 (d)	2,000,000	1,997,212
UniCredit SpA euro 0.3% 6/7/10	2,000,000	1,999,957
TOTAL CERTIFICATES OF DEPOSIT (Cost $7,999,674)		7,996,784
Commercial Paper - 2.3%

Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	2,000,000	1,999,675
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.31% 7/9/10	2,000,000	1,998,806
Nationwide Building Society yankee 0.25% 5/21/10	2,000,000	1,999,732
TOTAL COMMERCIAL PAPER (Cost $5,997,599)		5,998,213
Cash Equivalents - 15.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) # (Cost $40,179,000)	40,179,678	$ 40,179,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $261,639,142)		256,374,401
NET OTHER ASSETS - 1.0%		2,641,314
NET ASSETS - 100%		$ 259,015,715
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,953,265 or 13.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,577,387 or 3.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,179,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 2,989,730
Bank of America, NA	6,976,914
Citigroup Global Markets, Inc.	2,990,107
Credit Suisse Securities (USA) LLC	2,990,107
Deutsche Bank Securities, Inc.	2,990,107
ING Financial Markets LLC	996,702
J.P. Morgan Securities, Inc.	2,089,764
Merrill Lynch Government Securities, Inc.	1,993,404
Mizuho Securities USA, Inc.	4,485,160
RBS Securities, Inc.	2,990,107
Societe Generale, New York Branch	2,407,674
UBS Securities LLC	996,702
Wachovia Bank NA	3,986,809
Wachovia Capital Markets LLC	1,295,713
$ 40,179,000
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 63,248,761	$ -	$ 63,248,761	$ -
U.S. Government and Government Agency Obligations	64,849,902	-	64,849,902	-
U.S. Government Agency - Mortgage Securities	15,446,350	-	15,446,350	-
Asset-Backed Securities	46,129,380	-	45,327,163	802,217
Collateralized Mortgage Obligations	5,824,710	-	5,824,710	-
Commercial Mortgage Securities	4,699,341	-	4,662,170	37,171
Foreign Government and Government Agency Obligations	2,001,960	-	2,001,960	-
Certificates of Deposit	7,996,784	-	7,996,784	-
Commercial Paper	5,998,213	-	5,998,213	-
Cash Equivalents	40,179,000	-	40,179,000	-
Total Investments in Securities:	$ 256,374,401	$ -	$ 255,535,013	$ 839,388
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(5,220,168)
Total Unrealized Gain (Loss)	5,290,789
Cost of Purchases	-
Proceeds of Sales	(661,298)
Amortization/Accretion	(16,165)
Transfers in to Level 3	-
Transfers out of Level 3	(110,008)
Ending Balance	$ 839,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 67,417

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $261,632,485. Net unrealized depreciation aggregated $5,258,084, of which $775,346 related to appreciated investment securities and $6,033,430 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations, commercial paper, and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010